UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05426

AIM Investment Funds (Invesco Investment Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices)    (Zip code)

Sheri Morris    11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:       (713) 626-1919

Date of fiscal year end:        11/30

Date of reporting period:    5/31/2023

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report to Shareholders	May 31, 2023

Invesco SteelPath MLP Alpha Fund

Nasdaq:
A: MLPAX ∎ C: MLPGX ∎ R: SPMGX ∎ Y: MLPOX ∎ R5: SPMHX ∎ R6: OSPAX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
16	Notes to Financial Statements
23	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 11/30/22 to 5/31/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.69%
Class C Shares	-3.10
Class R Shares	-2.91
Class Y Shares	-2.55
Class R5 Shares	-2.67
Class R6 Shares	-2.52
S&P 500 Index▼	3.33
Alerian MLP Index▼	0.39

Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Alerian MLP Index is designed to capture the performance of energy master limited partnerships (MLPs).

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco SteelPath MLP Alpha Fund

Average Annual Total Returns
As of 5/31/23, including maximum applicable sales charges
Class A Shares
Inception (3/31/10)	2.95%
10 Years	0.28
5 Years	2.98
1 Year	-3.42
Class C Shares
Inception (8/25/11)	2.44%
10 Years	0.24
5 Years	3.32
1 Year	0.37
Class R Shares
10 Years	0.56%
5 Years	3.80
1 Year	1.88
Class Y Shares
Inception (3/31/10)	3.64%
10 Years	1.09
5 Years	4.38
1 Year	2.43
Class R5 Shares
10 Years	0.94%
5 Years	4.32
1 Year	2.37
Class R6 Shares
Inception (6/28/13)	0.79%
5 Years	4.44
1 Year	2.41

Effective after the close of business on May 24, 2019, Class A, Class C, Class Y and Class I shares of the Oppenheimer SteelPath MLP Alpha Fund (the predecessor fund), were reorganized into Class A, Class C, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer SteelPath MLP Alpha Fund. Note: The Fund was subsequently renamed the Invesco SteelPath MLP Alpha Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class Y and Class R6 shares are those for Class A, Class C, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R and R5 shares incepted after the close of business on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower.

See current prospectus for more information.

3                         Invesco SteelPath MLP Alpha Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
•	The Fund’s investment strategy remained appropriate for an open-end fund;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not breach the 15% limit on Illiquid Investments; and
•	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                         Invesco SteelPath MLP Alpha Fund

Schedule of Investments

May 31, 2023

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–99.98%
Diversified–44.80%
Energy Transfer L.P.	8,487,165	$105,240,850
Enterprise Products Partners L.P.	3,106,188	78,679,742
MPLX L.P.	2,976,837	99,247,746
ONEOK, Inc.	429,003	24,307,310
Williams Cos., Inc.	1,207,501	34,606,979
		342,082,627
Gathering & Processing–31.70%
Crestwood Equity Partners L.P.	567,751	14,568,491
EnLink Midstream LLC	1,584,361	15,463,363
Hess Midstream L.P., Class A	573,651	15,999,127
Targa Resources Corp.	1,447,905	98,529,935
Western Midstream Partners L.P.	3,864,720	97,545,530
		242,106,446
Natural Gas Pipeline Transportation–1.86%
DT Midstream, Inc.	153,311	6,969,518
Equitrans Midstream Corp.	851,651	7,264,580
		14,234,098
Other Energy–6.20%
Cheniere Energy, Inc.	241,040	33,690,161
Sunoco L.P.	104,185	4,478,913
Westlake Chemical Partners L.P.	427,065	9,177,627
		47,346,701
Petroleum Pipeline Transportation–15.42%
Magellan Midstream Partners L.P.	797,634	48,025,543
Plains All American Pipeline L.P.	4,337,697	56,043,045
Plains GP Holdings L.P., Class A	1,004,599	13,662,547
		117,731,135
Total Master Limited Partnerships And Related Entities (Cost $499,135,476)		763,501,007

	Shares	Value
Money Market Funds–2.17%
Fidelity Treasury Portfolio, Institutional Class, 4.97% (Cost $16,563,482)(a)	16,563,482	$16,563,482
TOTAL INVESTMENTS IN SECURITIES–102.15% (Cost $515,698,958)		780,064,489
OTHER ASSETS LESS LIABILITIES–(2.15)%		(16,392,015)
NET ASSETS–100%		$763,672,474

Notes to Schedule of Investments:

(a)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco SteelPath MLP Alpha Fund

Portfolio Composition

By Sector	% of total net assets
Diversified	44.80%
Gathering & Processing	31.70
Petroleum Pipeline Transportation	15.42
Other Energy	6.20
Natural Gas Pipeline Transportation	1.86
Money Market Funds Plus Other Assets Less Liabilities	0.02

6                         Invesco SteelPath MLP Alpha Fund

Statement of Assets and Liabilities

May 31, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $515,698,958)	$780,064,489
Receivable for:
Fund shares sold	78,990
Dividends	58,091
Investment for trustee deferred compensation and retirement plans	100,307
Prepaid state income tax	252,956
Other assets	101,981
Total assets	780,656,814

Liabilities:
Payable for:
Fund shares reacquired	648,005
Accrued fees to affiliates	1,139,730
Accrued interest expense	10,600
Accrued trustees’ and officers’ fees and benefits	3,359
Accrued other operating expenses	202,401
Current tax expense	3,797,959
Deferred tax liability, net	11,081,979
Trustee deferred compensation and retirement plans	100,307
Total liabilities	16,984,340
Net assets applicable to shares outstanding	$763,672,474

Net assets consist of:
Shares of beneficial interest	$1,665,180,922
Distributable earnings (loss), net of taxes	(901,508,448)
$763,672,474

Net Assets:
Class A	$349,028,079
Class C	$92,601,534
Class R	$927,898
Class Y	$305,572,266
Class R5	$8,156
Class R6	$15,534,541

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	62,574,616
Class C	19,152,864
Class R	168,902
Class Y	51,637,309
Class R5	1,445
Class R6	2,596,033
Class A:
Net asset value per share	$5.58
Maximum offering price per share (net asset value $5.58 ÷ 94.50%)	5.90
Class C:
Net asset value and offering price per share	$4.83
Class R:
Net asset value and offering price per share	$5.49
Class Y:
Net asset value and offering price per share	$5.92
Class R5:
Net asset value and offering price per share	$5.64
Class R6:
Net asset value and offering price per share	$5.98

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco SteelPath MLP Alpha Fund

Statement of Operations

For the six months ended May 31, 2023

(Unaudited)

Investment income:
Distributions and dividends (net of return of capital distributions of $25,536,817)	$3,795,850
Less: return of capital on distributions and dividends in excess of cost basis	(198,318)
Total investment income	3,597,532

Expenses:
Advisory fees	4,388,355
Administrative services fees	145,719
Custodian fees	19,153
Distribution fees:
Class A	449,634
Class C	518,075
Class R	2,055
Transfer agent fees — A, C, R and Y	529,901
Transfer agent fees — R5	1
Transfer agent fees — R6	2,447
Interest, facilities and maintenance fees	87,547
State income tax expense	60,054
Trustees’ and officers’ fees and benefits	10,787
Registration and filing fees	54,030
Reports to shareholders	38,246
Professional services fees	66,999
Other	12,038
Total expenses, before waivers and deferred taxes	6,385,041
Less: Expenses reimbursed	(283,617)
Net expenses, before deferred taxes	6,101,424
Net investment income (loss), before deferred taxes	(2,503,892)
Net deferred tax benefit	4,772,254
Current tax (expense) benefit	(3,797,959)
Net investment income (loss), net of deferred taxes	(1,529,597)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	54,756,933
Net deferred tax (expense) benefit	(18,031,719)
Net realized gain, net of deferred taxes	36,725,214
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(59,997,571)
Net deferred tax benefit	9,544,868
Net change in net unrealized appreciation (depreciation) of investment securities, net of deferred taxes	(50,452,703)
Net realized and unrealized gain (loss), net of deferred taxes	(13,727,489)
Net (decrease) in net assets resulting from operations	$(15,257,086)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco SteelPath MLP Alpha Fund

Statement of Changes in Net Assets

For the six months ended May 31, 2023 and the year ended November 30, 2022

(Unaudited)

	May 31, 2023	November 30, 2022
Operations:
Net investment income (loss), net of deferred taxes	$(1,529,597)	$(2,497,970)
Net realized gain, net of deferred taxes	36,725,214	120,324,676
Change in net unrealized appreciation (depreciation), net of deferred taxes	(50,452,703)	118,019,558
Net increase (decrease) in net assets resulting from operations	(15,257,086)	235,846,264

Distributions to shareholders from distributable earnings:
Class A	—	(22,522,216)
Class C	—	(9,396,553)
Class R	—	(35,595)
Class Y	—	(19,510,530)
Class R5	—	(538)
Class R6	—	(1,002,385)
Total distributions from distributable earnings	—	(52,467,817)

Return of capital:
Class A	(9,690,800)	—
Class C	(3,177,521)	—
Class R	(22,449)	—
Class Y	(8,045,770)	—
Class R5	(224)	—
Class R6	(410,502)	—
Total return of capital	(21,347,266)	—
Total distributions	(21,347,266)	(52,467,817)

Share transactions–net:
Class A	(627,708)	13,095,644
Class C	(14,924,223)	(37,009,644)
Class R	247,725	225,855
Class Y	(3,478,445)	(14,886,204)
Class R6	(521,682)	(1,773,421)
Net increase (decrease) in net assets resulting from share transactions	(19,304,333)	(40,347,770)
Net increase (decrease) in net assets	(55,908,685)	143,030,677

Net assets:
Beginning of period	819,581,159	676,550,482
End of period	$763,672,474	$819,581,159

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco SteelPath MLP Alpha Fund

Financial Highlights

	Six Months Ended May 31, 2023		Years Ended November 30,
Class A	(Unaudited)		2022	2021	2020	2019	2018*
Per share operating data
Net asset value, beginning of period	$5.84		$4.56	$3.58	$5.28	$6.56	$7.35
Net investment income (loss)(a)	(0.01)		(0.02)	(0.11)	(0.06)	(0.03)	(0.09)
Return of capital(a)	0.14		0.25	0.24	0.29	0.34	0.39
Net realized and unrealized gain (loss)	(0.23)		1.42	1.22	(1.42)	(0.93)	(0.43)
Total from investment operations	(0.10)		1.65	1.35	(1.19)	(0.62)	(0.13)
Less:
Return of capital	(0.16)		—	(0.37)	(0.51)	(0.62)	(0.62)
Dividends from net investment income	—		(0.37)	—	—	(0.04)	(0.04)
Total distributions	(0.16)		(0.37)	(0.37)	(0.51)	(0.66)	(0.66)
Net asset value, end of period	$5.58		$5.84	$4.56	$3.58	$5.28	$6.56
Total return(b)	(2.69)%		37.02%	38.26%	(22.24)%	(10.69)%	(2.33)%
Net assets, end of period (000’s omitted)	$349,028		$366,201	$274,904	$203,978	$321,237	$459,733
Portfolio turnover rate	16%		25%	31%	88%	32%	36%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.61	%(c)	1.62%	1.65%	1.87%	1.67%	1.68%
Expense (waivers)	(0.07	)%(c)	(0.08)%	(0.10)%	(0.13)%	(0.08)%	(0.11	)%(d)
With fee waivers and/or expense reimbursements, before taxes(e)	1.54	%(c)	1.54%	1.55%	1.74%	1.59%	1.57%
Deferred/current tax expense (benefit)(f)	1.88	%(c)	0.85%	1.28%	0.77%	—%	0.03%
With fee waivers and/or expense reimbursements, after taxes	3.42	%(c)	2.39%	2.83%	2.51%	1.59%	1.60%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.71	)%(c)	(0.88)%	(0.92)%	(1.57)%	(0.56)%	(1.29)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.64	)%(c)	(0.80)%	(0.82)%	(1.44)%	(0.48)%	(1.18)%
Deferred tax benefit (expense)(g)	0.24	%(c)	0.49%	(1.55)%	—%	—%	—%
Ratio of net investment income (loss), after taxes	(0.40	)%(c)	(0.31)%	(2.37)%	(1.44)%	(0.48)%	(1.18)%

*	The financial highlights for the year ended November 30, 2018 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(e)

Includes borrowing, federal income tax, state income tax and franchise tax expense. Without borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.50%, 1.50%, 1.50%, 1.52% 1.55% and 1.54%, for the six months ended May 31, 2023 and the years ended November 30, 2022, 2021, 2020, 2019 and 2018, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2023		Years Ended November 30,
Class C	(Unaudited)		2022	2021	2020	2019	2018*
Per share operating data
Net asset value, beginning of period	$5.11		$4.05	$3.23	$4.87	$6.14	$6.97
Net investment income (loss)(a)	(0.03)		(0.05)	(0.12)	(0.08)	(0.07)	(0.14)
Return of capital(a)	0.13		0.22	0.21	0.27	0.31	0.39
Net realized and unrealized gain (loss)	(0.22)		1.26	1.10	(1.32)	(0.85)	(0.42)
Total from investment operations	(0.12)		1.43	1.19	(1.13)	(0.61)	(0.17)
Less:
Return of capital	(0.16)		—	(0.37)	(0.51)	(0.62)	(0.62)
Dividends from net investment income	—		(0.37)	—	—	(0.04)	(0.04)
Total distributions	(0.16)		(0.37)	(0.37)	(0.51)	(0.66)	(0.66)
Net asset value, end of period	$4.83		$5.11	$4.05	$3.23	$4.87	$6.14
Total return(b)	(3.10)%		36.24%	37.41%	(22.94)%	(11.29)%	(3.06)%
Net assets, end of period (000’s omitted)	$92,602		$113,059	$122,076	$143,085	$266,485	$407,345
Portfolio turnover rate	16%		25%	31%	88%	32%	36%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.36	%(c)	2.37%	2.40%	2.62%	2.44%	2.46%
Expense (waivers)	(0.07	)%(c)	(0.08)%	(0.10)%	(0.13)%	(0.08)%	(0.11	)%(d)
With fee waivers and/or expense reimbursements, before taxes(e)	2.29	%(c)	2.29%	2.30%	2.49%	2.36%	2.35%
Deferred/current tax expense (benefit)(f)	1.88	%(c)	0.85%	1.28%	0.77%	—%	0.03%
With fee waivers and/or expense reimbursements, after taxes	4.17	%(c)	3.14%	3.58%	3.26%	2.36%	2.38%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.46	)%(c)	(1.63)%	(1.67)%	(2.32)%	1.33%	(2.07)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.39	)%(c)	(1.55)%	(1.57)%	(2.19)%	(1.25)%	(1.96)%
Deferred tax benefit (expense)(g)	0.24	%(c)	0.49%	(1.55)%	—%	—%	—%
Ratio of net investment income (loss), after taxes	(1.15	)%(c)	(1.06)%	(3.12)%	(2.19)%	(1.25)%	(1.96)%

*	The financial highlights for the year ended November 30, 2018 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(e)

Includes borrowing, federal income tax, state income tax and franchise tax expense. Without borrowing, federal income tax, state income tax and franchise tax expense, the net expense ratio would be 2.25%, 2.25%, 2.25%, 2.28%, 2.32% and 2.32%, for the six months ended May 31, 2023 and the years ended November 30, 2022, 2021, 2020, 2019 and 2018, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2023		Years Ended Novemver 30,			Period ended November 30,
Class R	(Unaudited)		2022	2021	2020	2019(a)
Per share operating data
Net asset value, beginning of period	$5.77		$4.51	$3.55	$5.27	$6.80
Net investment income (loss)(b)	(0.02)		(0.03)	(0.12)	(0.06)	(0.02)
Return of capital(b)	0.14		0.25	0.24	0.28	0.16
Net realized and unrealized gain (loss)	(0.24)		1.41	1.21	(1.43)	(1.29)
Total from investment operations	(0.12)		1.63	1.33	(1.21)	(1.15)
Less:
Return of capital	(0.16)		—	(0.37)	(0.51)	(0.36)
Dividends from net investment income	—		(0.37)	—	—	(0.02)
Total distributions	(0.16)		(0.37)	(0.37)	(0.51)	(0.38)
Net asset value, end of period	$5.49		$5.77	$4.51	$3.55	$5.27
Total return(c)	(2.91)%		36.99%	38%	(22.69)%	(17.44)%
Net assets, end of period (000’s omitted)	$928		$724	$374	$200	$87
Portfolio turnover rate	16%		25%	31%	88%	32%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.86	%(d)	1.87%	1.90%	2.12%	1.93	%(d)
Expense (waivers)	(0.07	)%(d)	(0.08)%	(0.10)%	(0.13)%	(0.09	)%(d)
With fee waivers and/or expense reimbursements, before taxes(e)	1.79	%(d)	1.79%	1.80%	1.99%	1.84	%(d)
Deferred/current tax expense (benefit)(f)	1.88	%(d)	0.85%	1.28%	0.77%	—	%(d)
With fee waivers and/or expense reimbursements, after taxes	3.67	%(d)	2.64%	3.08%	2.76%	1.84	%(d)

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.96	)%(d)	(1.13)%	(1.17)%	(1.82)%	(0.82	)%(d)
Net of expense (waivers) and before deferred tax benefit (expense)	(0.89	)%(d)	(1.05)%	(1.07)%	(1.69)%	(0.73	)%(d)
Deferred tax benefit (expense)(g)	0.24	%(d)	0.49%	(1.55)%	—%	—	%(d)
Ratio of net investment income (loss), after taxes	(0.65	)%(d)	(0.56)%	(2.62)%	(1.69)%	(0.73	)%(d)

(a)	Commencement date after the close of business on May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)

Includes borrowing, federal income tax, state income tax and franchise tax expense. Without borrowing, federal income tax, state income tax and franchise tax expense, the net expense ratio would be 1.75%, 1.75%, 1.75%, 1.76% and 1.80%, for the six months ended May 31, 2023 and the years ended November 30, 2022, 2021 and 2020 and the period ended November 30, 2019, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2023		Years Ended November 30,
Class Y	(Unaudited)		2022	2021	2020	2019	2018*
Per share operating data
Net asset value, beginning of period	$6.18		$4.79	$3.74	$5.48	$6.76	$7.53
Net investment income (loss)(a)	(0.00)		(0.00)	(0.10)	(0.05)	(0.01)	(0.07)
Return of capital(a)	0.15		0.26	0.25	0.31	0.35	0.39
Net realized and unrealized gain (loss)	(0.25)		1.50	1.27	(1.49)	(0.96)	(0.43)
Total from investment operations	(0.10)		1.76	1.42	(1.23)	(0.62)	(0.11)
Less:
Return of capital	(0.16)		—	(0.37)	(0.51)	(0.62)	(0.62)
Dividends from net investment income	—		(0.37)	—	—	(0.04)	(0.04)
Total distributions	(0.16)		(0.37)	(0.37)	(0.51)	(0.66)	(0.66)
Net asset value, end of period	$5.92		$6.18	$4.79	$3.74	$5.48	$6.76
Total return(b)	(2.55)%		37.55%	38.50%	(22.15)%	(10.36)%	(2.00)%
Net assets, end of period (000’s omitted)	$305,572		$322,851	$264,856	$239,896	$555,814	$1,005,677
Portfolio turnover rate	16%		25%	31%	88%	32%	36%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.36	%(c)	1.37%	1.40%	1.62%	1.42%	1.43%
Expense (waivers)	(0.07	)%(c)	(0.08)%	(0.10)%	(0.13)%	(0.09)%	(0.11	)%(d)
With fee waivers and/or expense reimbursements, before taxes(e)	1.29	%(c)	1.29%	1.30%	1.49%	1.33%	1.32%
Deferred/current tax expense (benefit)(f)	1.88	%(c)	0.85%	1.28%	0.77%	—%	0.03%
With fee waivers and/or expense reimbursements, after taxes	3.17	%(c)	2.14%	2.58%	2.26%	1.33%	1.35%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.46	)%(c)	(0.63)%	(0.67)%	(1.32)%	(0.31)%	(1.04)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.39	)%(c)	(0.55)%	(0.57)%	(1.19)%	(0.22)%	(0.93)%
Deferred tax benefit (expense)(g)	0.24	%(c)	0.49%	(1.55)%	—%	—%	—%
Ratio of net investment income (loss), after taxes	(0.15	)%(c)	(0.06)%	(2.12)%	(1.19)%	(0.22)%	(0.93)%

*	The financial highlights for the year ended November 30, 2018 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(e)

Includes borrowing, federal income tax, state income tax and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 1.25%, 1.25%, 1.25%, 1.27%, 1.29% and 1.29%, for the six months ended May 31, 2023 and the years ended November 30, 2022, 2021, 2020, 2019 and 2018, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2023		Years Ended Novemver 30,					Period ended November 30,
Class R5	(Unaudited)		2022		2021		2020	2019(a)
Per share operating data
Net asset value, beginning of period	$5.90		$4.59		$3.59		$5.29	$6.80
Net investment income (loss)(b)	(0.00)		(0.00)		(0.10)		(0.05)	(0.01)
Return of capital(b)	0.15		0.25		0.24		0.29	0.17
Net realized and unrealized gain (loss)	(0.25)		1.43		1.23		(1.43)	(1.29)
Total from investment operations	(0.10)		1.68		1.37		(1.19)	(1.13)
Less:
Return of capital	(0.16)		—		(0.37)		(0.51)	(0.36)
Dividends from net investment income	—		(0.37)		—		—	(0.02)
Total distributions	(0.16)		(0.37)		(0.37)		(0.51)	(0.38)
Net asset value, end of period	$5.64		$5.90		$4.59		$3.59	$5.29
Total return(c)	(2.67)%		37.45%		38.72%		(22.20)%	(17.13)%
Net assets, end of period (000’s omitted)	$8		$9		$7		$5	$8
Portfolio turnover rate	16%		25%		31%		88%	32%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.26	%(d)	1.26%		1.29%		1.49%	1.30	%(d)
Expense (waivers)	—	%(d),(e)	—	%(e)	—	%(e)	(0.01)%	—	%(d)
With fee waivers and/or expense reimbursements, before taxes(f)	1.26	%(d)	1.26%		1.29%		1.48%	1.30	%(d)
Deferred/current tax expense (benefit)(g)	1.88	%(d)	0.85%		1.28%		0.77%	—	%(d)
With fee waivers and/or expense reimbursements, after taxes	3.14	%(d)	2.11%		2.57%		2.25%	1.30	%(d)

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.35	)%(d)	(0.52)%		(0.56)%		(1.19)%	(0.19	)%(d)
Net of expense (waivers) and before deferred tax benefit (expense)	(0.35	)%(d)	(0.52)%		(0.56)%		(1.18)%	(0.19	)%(d)
Deferred tax benefit (expense)(h)	0.24	%(d)	0.49%		(1.55)%		—%	—	%(d)
Ratio of net investment income (loss), after taxes	(0.11	)%(d)	(0.03)%		(2.11)%		(1.18)%	(0.19	)%(d)

(a)	Commencement date after the close of business on May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)	Rounds to less than (0.01)%.
(f)

Includes borrowing, state income tax and franchise tax expense. Without borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.22%, 1.22%, 1.24%, 1.26% and 1.26%, for the six months ended May 31, 2023 and the years ended November 30, 2022, 2021 and 2020 and the period ended November 30, 2019, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2023		Years Ended November 30,
Class R6	(Unaudited)		2022	2021	2020	2019	2018*
Per share operating data
Net asset value, beginning of period	$6.25		$4.84	$3.77	$5.51	$6.80	$7.58
Net investment income (loss)(a)	(0.00)		(0.00)	(0.10)	(0.05)	(0.01)	(0.07)
Return of capital(a)	0.15		0.26	0.25	0.32	0.36	0.39
Net realized and unrealized gain (loss)	(0.26)		1.52	1.29	(1.50)	(0.98)	(0.44)
Total from investment operations	(0.11)		1.78	1.44	(1.23)	(0.63)	(0.12)
Less:
Return of capital	(0.16)		—	(0.37)	(0.51)	(0.62)	(0.62)
Dividends from net investment income	—		(0.37)	—	—	(0.04)	(0.04)
Total distributions	(0.16)		(0.37)	(0.37)	(0.51)	(0.66)	(0.66)
Net asset value, end of period	$5.98		$6.25	$4.84	$3.77	$5.51	$6.80
Total return(b)	(2.52)%		37.59%	38.74%	(22.03)%	(10.45)%	(2.11)%
Net assets, end of period (000’s omitted)	$15,535		$16,738	$14,333	$13,194	$38,414	$141,917
Portfolio turnover rate	16%		25%	31%	88%	32%	36%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.26	%(c)	1.26%	1.29%	1.49%	1.27%	1.25%
Expense (waivers)	(0.03	)%(c)	(0.03)%	(0.05)%	(0.06)%	—%	—%
With fee waivers and/or expense reimbursements, before taxes(d)	1.23	%(c)	1.23%	1.24%	1.43%	1.27%	1.25%
Deferred/current tax expense (benefit)(e)	1.88	%(c)	0.85%	1.28%	0.77%	—%	0.03%
With fee waivers and/or expense reimbursements, after taxes	3.11	%(c)	2.08%	2.52%	2.20%	1.27%	1.28%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.35	)%(c)	(0.52)%	(0.56)%	(1.19)%	(0.16)%	(0.86)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.32	)%(c)	(0.49)%	(0.51)%	(1.13)%	(0.16)%	(0.86)%
Deferred tax benefit (expense)(f)	0.24	%(c)	0.49%	(1.55)%	—%	—%	—%
Ratio of net investment income (loss), after taxes	(0.08	)%(c)	—%	(2.06)%	(1.13)%	(0.16)%	(0.86)%

*	The financial highlights for the year ended November 30, 2018 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)

Includes borrowing, state income tax and franchise tax expense. Without borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.19%, 1.19%, 1.19%, 1.21%, 1.23% and 1.22%, for the six months ended May 31, 2023 and the years ended November 30, 2022, 2021, 2020, 2019 and 2018, respectively.

(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco SteelPath MLP Alpha Fund

Notes to Financial Statements

May 31, 2023

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco SteelPath MLP Alpha Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. The Fund is classified as non-diversified. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

16                         Invesco SteelPath MLP Alpha Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.

The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

E.

Master Limited Partnerships – The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly. The Fund also will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate. The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLPs’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates.

Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the

17                         Invesco SteelPath MLP Alpha Fund

temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses (“NOL”) and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.

In determining a valuation allowance, the Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions.

Through the consideration of these factors, the Fund may determine that it is more likely than not that the Fund’s deferred tax assets would not be realized through future taxable income of the appropriate character. As a result, the Fund may be required to record a valuation allowance with respect to its deferred tax assets that are not considered to be realizable.

From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s NOL and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.

J.

Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

K.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $3 billion	1.10%
Next $2 billion	1.08%
Over $5 billion	1.05%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended May 31, 2023, the effective advisory fee rate incurred by the Fund was 1.10%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least March 31, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.24% and 1.19%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2024.

18                         Invesco SteelPath MLP Alpha Fund

During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended May 31, 2023, the Adviser contractually reimbursed class level expenses of $129,523, $37,344, $295, $114,300, $0 and $2,155 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into an administration and fund accounting agreement with UMB Fund Services, Inc. (“UMB”) pursuant to which UMB shall provide administration and fund accounting services to the Fund. The Trust and the Adviser have entered into a Master Administrative Services Agreement (“Administrative Services Agreement”) pursuant to which the Adviser may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by the Adviser under the Investment Advisory Agreement. The Adviser may only receive fees for administrative services under the Administrative Services Agreement to the extent that those fees assessed under the agreement are in excess of the fees paid to UMB. For the six months ended May 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Additionally, Invesco has entered into service agreements whereby UMB Bank, n.a., serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended May 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2023, IDI advised the Fund that IDI retained $24,727, in front-end sales commissions from the sale of Class A shares and $152 and $2,382 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended May 31, 2023, the Fund incurred $115 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2023, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended May 31, 2023, the Fund engaged in securities purchases of $14,537,312.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

19                         Invesco SteelPath MLP Alpha Fund

NOTE 6—Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $400 million, collectively by certain Invesco Funds, and which will expire on September 27, 2023. The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or the maximum amount permitted pursuant to the Fund’s investment limitations. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended May 31, 2023, the Fund did not borrow under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with UMB Bank, n.a., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Distributions and Tax Information

Tax Character of Distributions to Shareholders Paid During the Six Months Ended May 31, 2023 and the Fiscal Year Ended November 30, 2022:

	May 31, 2023	November 30, 2022
Ordinary income	$—	$52,467,817
Return of Capital	21,347,266	—
Total distributions	$21,347,266	$52,467,817

For the six months ended May 31, 2023, the federal income tax rate is 21%. The Fund is currently using an estimated rate of 1.1% for state and local tax, net of federal tax expense.

The Fund’s income tax provision consists of the following as of May 31, 2023:

Current tax (expense) benefit
Federal	$(3,797,959)
State	—
Total current tax (expense) benefit	$(3,797,959)

Deferred tax (expense) benefit
Federal	$5,842,078
State	359,543
Valuation allowance	(9,916,218)
Total deferred tax (expense) benefit	$(3,714,597)

The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	% Effect
Application of federal statutory income tax rate	$1,626,352	(21.00)%
State income taxes net of federal benefit	85,190	(1.10)%
Effect of permanent differences	601,865	(7.77)%
Return to provision adjustments	90,255	(1.17)%
Change in valuation allowance	(9,916,218)	128.04%
Total income tax (expense) benefit	$(7,512,556)	97.00%

For the six months ended May 31, 2023 the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of 97% differed from the combined federal and state statutory tax rate of (22.10)% due in large part to the change in valuation allowance primarily as a result of the change in unrealized appreciation. As of May 31, 2023, the Fund paid $22,672 in interest and penalties associated with the underpayment of income taxes.

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2023 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis) — Federal	$—
Net operating loss carryforward (tax basis) — State	3,782,505
Excess business interest expense carryforward	1,007,765
Capital loss carryforward (tax basis)	126,054,006
Book to tax differences — Income recognized from MLPs	2,576,160
Valuation allowance	(78,037,128)
Total deferred tax asset	$55,383,308

20                         Invesco SteelPath MLP Alpha Fund

Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	$(66,465,287)
Total deferred tax liability	(66,465,287)
Total net deferred tax asset (liability)	$(11,081,979)

At May 31, 2023, the Fund has net operating loss carryforwards for federal income tax purposes as follows:

Expiration date for expiring net operating loss carryforwards
None	$—
Total expiring net operating loss carryforwards	—
Total non-expiring net operating loss carryforwards	$—
Total net operating loss carryforwards	$—

At May 31, 2023, the Fund has net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:

Expiration Date
11/30/2024	$54,424,488
11/30/2025	476,678,663
11/30/2026	39,276,969
Total	$570,380,120

During the six months ended May 31, 2023, the Fund estimates that it will utilize $32,338,625 of capital loss carryforward.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2023 was $128,134,328 and $127,485,393 respectively.

At May 31, 2023, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Gross Unrealized Appreciation	$307,497,013
Gross Unrealized Depreciation	(18,341,889)
Net Unrealized Appreciation on Investments	$289,155,124

Cost of investments for tax purposes is $490,909,365.

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

21                         Invesco SteelPath MLP Alpha Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended May 31, 2023(a)		Year ended November 30, 2022
	Shares	Amount	Shares	Amount
Sold:
Class A	2,249,224	$12,892,839	7,810,274	$42,141,256
Class C	588,554	3,054,817	2,596,713	12,442,725
Class R	44,054	251,490	62,676	333,578
Class Y	5,183,363	31,681,672	12,949,009	74,256,379
Class R6	95,381	587,915	645,769	3,556,209

Issued as reinvestment of dividends:
Class A	987,605	5,700,601	2,680,954	14,720,021
Class C	336,564	1,687,559	1,228,186	5,921,504
Class R	3,935	22,416	6,458	35,102
Class Y	699,658	4,280,103	2,091,732	12,106,523
Class R6	27,979	172,795	86,080	502,092

Automatic Conversion of Class C shares to Class A shares:
Class A	2,283,284	13,181,144	5,963,371	31,976,088
Class C	(2,624,311)	(13,181,144)	(6,767,527)	(31,976,088)

Reacquired:
Class A	(5,617,897)	(32,402,292)	(14,116,037)	(75,741,721)
Class C	(1,293,995)	(6,485,455)	(5,062,354)	(23,397,785)
Class R	(4,632)	(26,181)	(26,483)	(142,825)
Class Y	(6,465,853)	(39,440,220)	(18,072,861)	(101,249,106)
Class R6	(206,349)	(1,282,392)	(1,015,431)	(5,831,722)
Net Increase (decrease) in share activity	(3,713,436)	$(19,304,333)	(8,939,471)	$(40,347,770)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22                         Invesco SteelPath MLP Alpha Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2022 through May 31, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Actual	Beginning Account Value (12/1/2022)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio*
		Ending Account Value (05/31/2023)[1]	Epenses Paid During Period[2]	Ending Account Value (05/31/2023)[1]	Epenses Paid During Period[2]
Class A	$1,000.00	$973.10	$16.82	$1,007.90	$17.12	3.42%
Class C	1,000.00	969.00	20.47	1,004.20	20.84	4.17
Class R	1,000.00	970.90	18.03	1,006.70	18.36	3.67
Class Y	1,000.00	974.50	15.61	1,009.20	15.88	3.17
Class R5	1,000.00	973.30	15.45	1,009.30	15.73	3.14
Class R6	1,000.00	974.80	15.31	1,009.50	15.58	3.11

*	For the 6-month period ended May 31, 2023 the Fund’s deferred tax liability decreased resulting in a deferred tax benefit for the period. This benefit was excluded from this example.
1.

The actual ending account value is based on the actual total return of the Fund for the period December 1, 2022 through May 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

2.	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

23                         Invesco SteelPath MLP Alpha Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•	Fund reports and prospectuses
•	Quarterly statements
•	Daily confirmations
•	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 003-19338                            Invesco Distributors, Inc.                                                                      O-SPMA-SAR-1

Semiannual Report to Shareholders	May 31, 2023

Invesco SteelPath MLP Alpha Plus Fund

Nasdaq:
A: MLPLX ∎ C: MLPMX ∎ R: SPMJX ∎ Y: MLPNX ∎ R5: SPMPX ∎ R6: OSPPX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
7	Financial Statements
11	Financial Highlights
17	Notes to Financial Statements
24	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 11/30/22 to 5/31/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	-3.64%
Class C Shares	-3.92
Class R Shares	-3.68
Class Y Shares	-3.70
Class R5 Shares	-3.58
Class R6 Shares	-3.37
S&P 500 Index▼	3.33
Alerian MLP Index▼	0.39

Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Alerian MLP Index is designed to capture the performance of energy master limited partnerships (MLPs).

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco SteelPath MLP Alpha Plus Fund

Average Annual Total Returns
As of 5/31/23, including maximum applicable sales charges
Class A Shares
Inception (2/6/12)	-0.06%
10 Years	-1.93
5 Years	1.32
1 Year	-4.13
Class C Shares
Inception (5/22/12)	0.25%
10 Years	-1.95
5 Years	1.71
1 Year	-0.25
Class R Shares
10 Years	-1.61%
5 Years	2.23
1 Year	1.14
Class Y Shares
Inception (12/30/11)	0.80%
10 Years	-1.15
5 Years	2.69
1 Year	1.59
Class R5 Shares
10 Years	-1.24%
5 Years	2.75
1 Year	1.66
Class R6 Shares
Inception (6/28/13)	-1.46%
5 Years	2.91
1 Year	1.81

Effective after the close of business on May 24, 2019, Class A, Class C, Class Y and Class I shares of the Oppenheimer SteelPath MLP Alpha Plus Fund (the predecessor fund), were reorganized into Class A, Class C, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer SteelPath MLP Alpha Plus Fund. Note: The Fund was subsequently renamed the Invesco SteelPath MLP Alpha Plus Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class Y and Class R6 shares are those for Class A, Class C, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R and R5 shares incepted after the close of business on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower.

See current prospectus for more information.

3                         Invesco SteelPath MLP Alpha Plus Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
•	The Fund’s investment strategy remained appropriate for an open-end fund;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not breach the 15% limit on Illiquid Investments; and
•	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                         Invesco SteelPath MLP Alpha Plus Fund

Schedule of Investments

May 31, 2023

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–135.53%
Diversified–60.79%
Energy Transfer L.P.(a)	2,446,663	$30,338,625
Enterprise Products Partners L.P.(a)	893,919	22,642,968
MPLX L.P.(a)	856,003	28,539,140
ONEOK, Inc.(a)	121,271	6,871,215
Williams Cos., Inc.(a)	347,115	9,948,316
		98,340,264
Gathering & Processing–43.01%
Crestwood Equity Partners L.P.(a)	158,761	4,073,807
EnLink Midstream LLC	449,979	4,391,795
Hess Midstream L.P., Class A(a)	164,878	4,598,448
Targa Resources Corp.(a)	418,388	28,471,303
Western Midstream Partners L.P.(a)	1,111,134	28,045,025
		69,580,378
Natural Gas Pipeline Transportation–2.50%
DT Midstream, Inc.(a)	43,535	1,979,101
Equitrans Midstream Corp.(a)	242,682	2,070,079
		4,049,180
Other Energy–8.29%
Cheniere Energy, Inc.	68,487	9,572,428
Sunoco L.P.(a)	29,706	1,277,061
Westlake Chemical Partners L.P.(a)	119,105	2,559,566
		13,409,055

	Units	Value
Petroleum Pipeline Transportation–20.94%
Magellan Midstream Partners L.P.(a)	229,817	$13,837,281
Plains All American Pipeline L.P.(a)	1,247,115	16,112,726
Plains GP Holdings L.P., Class A(a)	289,062	3,931,243
		33,881,250
Total Master Limited Partnerships And Related Entities (Cost $177,598,896)		219,260,127

	Shares
Money Market Funds–3.83%
Fidelity Treasury Portfolio, Institutional Class, 4.97% (Cost $6,187,176)(b)	6,187,176	6,187,176
TOTAL INVESTMENTS IN SECURITIES–139.36% (Cost $183,786,072)		225,447,303
OTHER ASSETS LESS LIABILITIES–(1.65)%		(2,672,355)
BORROWINGS–(37.71)%		(61,000,000)
NET ASSETS–100%		$161,774,948

Notes to Schedule of Investments:

(a)

As of May 31, 2023, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $139,033,510 as of May 31, 2023. The loan agreement requires continuous collateral whether the loan has a balance or not. See Note 6.

(b)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco SteelPath MLP Alpha Plus Fund

Portfolio Composition

By Sector	% of total investments
Diversified	43.62%
Gathering & Processing	30.86
Petroleum Pipeline Transportation	15.03
Other Energy	5.95
Money Market Funds	2.74
Natural Gas Pipeline Transportation	1.80

6                         Invesco SteelPath MLP Alpha Plus Fund

Statement of Assets and Liabilities

May 31, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (cost $183,786,072)	$225,447,303
Cash segregated as collateral	563,853
Receivable for:
Fund shares sold	27,262
Dividends	20,660
Investment for trustee deferred compensation and retirement plans	29,647
Prepaid state income taxes	1,608
Other Assets	101,522
Total assets	226,191,855

Liabilities:
Payables for:
Borrowings	61,000,000
Fund shares reacquired	176,987
Accrued fees to affiliates	239,346
Accrued interest expense	322,421
Accrued trustees’ and officers’ fees and benefits	3,628
Accrued other operating expenses	143,183
Deferred tax liability, net	2,501,695
Trustee deferred compensation and retirement plans	29,647
Total liabilities	64,416,907
Net Assets applicable to shares outstanding	$161,774,948

Net Assets consist of:
Shares of beneficial interest	$274,204,562
Distributable earnings (loss), net of taxes	(112,429,614)
$161,774,948

Net Assets:
Class A	$80,452,933
Class C	$31,012,399
Class R	$2,339,197
Class Y	$47,331,257
Class R5	$6,671
Class R6	$632,491

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	22,297,562
Class C	10,035,863
Class R	655,200
Class Y	12,415,993
Class R5	1,818
Class R6	161,692
Class A:
Net asset value per share	$3.61
Maximum offering price per share (net asset value of $3.61 ÷ 94.50%)	$3.82
Class C:
Net asset value and offering price per share	$3.09
Class R:
Net asset value and offering price per share	$3.57
Class Y:
Net asset value and offering price per share	$3.81
Class R5:
Net asset value and offering price per share	$3.67
Class R6:
Net asset value and offering price per share	$3.91

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco SteelPath MLP Alpha Plus Fund

Statement of Operations

For the six months ended May 31, 2023

(Unaudited)

Investment Income:
Distributions and dividends	$8,658,049
Less: return of capital on distributions and dividends	(7,611,503)
Total investment income	1,046,546

Expenses:
Advisory fees	1,133,037
Administrative services fees	48,522
Custodian fees	21,436
Distribution Fees:
Class A	105,981
Class C	173,705
Class R	5,329
Transfer agent fees — A, C, R and Y	112,519
Transfer agent fees — R5	1
Transfer agent fees — R6	102
Interest, facilities and maintenance fees	1,811,722
State income tax expense	26,013
Trustees’ and officers’ fees and benefits	8,726
Registration and filing fees	43,211
Professional services fees	61,373
Other	18,547
Total expenses, before waivers and deferred taxes	3,570,224
Less: Fees waived and expenses reimbursed	(233,451)
Net expenses, before deferred taxes	3,336,773
Net investment income (loss), before deferred taxes	(2,290,227)
Net deferred tax (expense) benefit	525,295
Net investment income (loss), net of deferred taxes	(1,764,932)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	26,077,957
Net deferred tax (expense) benefit	(6,797,968)
Net realized gain, net of deferred taxes	19,279,989
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(28,383,137)
Net deferred tax (expense) benefit	3,770,978
Net change in unrealized appreciation (depreciation) of investment securities, net of deferred taxes	(24,612,159)
Net realized and unrealized gain (loss), net of deferred taxes	(5,332,170)
Net increase (decrease) in net assets resulting from operations	$(7,097,102)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco SteelPath MLP Alpha Plus Fund

Statement of Changes in Net Assets

For the six months ended May 31, 2023 and the year ended November 30, 2022

(Unaudited)

	May 31, 2023	November 30, 2022
Operations:
Net investment income (loss), net of deferred taxes	$(1,764,932)	$(1,095,307)
Net realized gain, net of deferred taxes	19,279,989	44,626,778
Change in net unrealized appreciation (depreciation), net of deferred taxes	(24,612,159)	25,093,918
Net increase (decrease) in net assets resulting from operations	(7,097,102)	68,625,389

Distribution to shareholders from distributable earnings:
Class A	—	(5,356,482)
Class C	—	(3,780,309)
Class R	—	(81,528)
Class Y	—	(3,706,337)
Class R5	—	(452)
Class R6	—	(12,671)
Total distributions from distributable earnings	—	(12,937,779)

Return of Capital:
Class A	(2,342,936)	—
Class C	(1,079,827)	—
Class R	(60,336)	—
Class Y	(1,536,099)	—
Class R5	(188)	—
Class R6	(19,084)	—
Total return of capital	(5,038,470)	—
Total distributions	(5,038,470)	(12,937,779)

Share transactions-net:
Class A	(2,181,422)	9,366,068
Class C	(15,268,627)	1,149,747
Class R	603,009	1,128,637
Class Y	(16,181,535)	3,492,305
Class R6	499,957	(61,527)
Net increase (decrease) in net assets resulting from share transactions	(32,528,618)	15,075,230
Net increase (decrease) in net assets	(44,664,190)	70,762,840

Net Assets:
Beginning of period	206,439,138	135,676,298
End of period	$161,774,948	$206,439,138

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco SteelPath MLP Alpha Plus Fund

Statement of Cash Flows

For the six months ended May 31, 2023

(Unaudited)

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(7,097,102)

Adjustments to reconcile the change in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments	(38,653,527)
Proceeds from sales of investments	68,031,372
Distributions from Master Limited Partnerships	7,558,298
Net realized gain on investment securities	(26,077,957)
Net change in unrealized depreciation on investment securities	28,436,343
Change in operating assets and liabilities:
Decrease in receivable prepaid taxes	5,018
Decrease in receivables and other assets	8,301
Decrease in current tax liability	2,501,695
Decrease in accrued expenses and other payables	17,720
Net cash provided by operating activities	34,730,161

Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(1,802,509)
Proceeds from shares of beneficial interest sold	18,853,929
Disbursements from shares of beneficial interest reacquired	(54,126,766)
Proceeds from borrowings	2,000,000
Net cash provided by (used in) financing activities	(35,075,346)
Net decrease in cash and cash equivalents	(345,185)
Cash and cash equivalents at beginning of period	7,096,214
Cash and cash equivalents at end of period	6,751,029

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$3,235,961

Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	$36,200
Cash paid during the period for interest, facilities and maintenance fees	$1,656,008

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights

	Six Months Ended May 31, 2023		Years Ended November 30,
Class A	(Unaudited)		2022		2021		2020		2019		2018*
Per share operating data
Net asset value, beginning of period	$3.85		$2.73		$1.95		$3.77		$5.04		$5.90
Net investment income (loss)(a)	(0.03)		(0.02)		(0.03)		(0.05)		(0.07)		(0.15)
Return of capital(a)	0.12		0.22		0.19		0.23		0.35		0.43
Net realized and unrealized gains (losses)	(0.23)		1.17		0.87		(1.55)		(0.89)		(0.48)
Total from investment operations	(0.14)		1.37		1.03		(1.37)		(0.61)		(0.20)
Less:
Return of capital	(0.10)		—		(0.22)		(0.45)		(0.44)		(0.66)
Dividends from net investment income	—		(0.25)		(0.03)		—		(0.22)		—
Total distributions	(0.10)		(0.25)		(0.25)		(0.45)		(0.66)		(0.66)
Net asset value, end of period	$3.61		$3.85		$2.73		$1.95		$3.77		$5.04
Total return(b)	(3.64)%		51.36%		53.66%		(36.31)%		(14.18)%		(4.29)%
Net assets, end of period (000’s omitted)	$80,453		$88,038		$55,512		$31,002		$42,952		$58,889
Portfolio turnover rate	16%		43%		42%		148%		52%		44%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	3.88	%(c)	2.64%		2.56%		3.36%		3.28%		3.10%
Expense (waivers)	(0.27	)%(c),(d)	(0.25	)%(d)	(0.40	)%(d)	(0.63	)%(d)	(0.26	)%(d)	(0.02	)%(d),(e)
With fee waiver and/or expense reimbursement, before taxes(f)	3.61	%(c)	2.39%		2.16%		2.73%		3.02%		3.08%
Deferred tax expense (benefit)(g)	2.76	%(c)	0.00%		—%		—%		—%		0.01%
With fee waivers and/or expense reimbursements, after taxes	6.37	%(c)	2.39%		2.16%		2.73%		3.02%		3.09%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(2.73	)%(c)	(1.68)%		(1.67)%		(3.01)%		(1.76)%		(2.57)%
Net of expense (waivers) and before deferred tax benefit (expense)	(2.46	)%(c)	(1.43)%		(1.27)%		(2.38)%		(1.50)%		(2.55)%
Deferred tax benefit (expense)(h)	0.58	%(c)	0.93%		—%		—%		—%		—%
Ratio of net investment income (loss), after taxes	(1.88	)%(c)	(0.50)%		(1.27)%		(2.38)%		(1.50)%		(2.55)%

*	The financial highlights for the year ended November 30, 2018 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized
(d)	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
(e)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(f)

Includes interest, borrowing and franchise tax expense. Without interest, borrowing and franchise tax expense, the net expense ratio would be 1.58%, 1.59%, 1.58%, 1.61%, 1.70% and 1.97%, for the six months ended May 31, 2023 and the years ended November 30, 2022, 2021, 2020, 2019 and 2018, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2023		Years Ended November 30,
Class C	(Unaudited)		2022		2021		2020		2019		2018*
Per share operating data
Net asset value, beginning of period	$3.32		$2.40		$1.75		$3.47		$4.72		$5.61
Net investment income (loss)(a)	(0.04)		(0.04)		(0.05)		(0.06)		(0.10)		(0.19)
Return of capital(a)	0.11		0.19		0.17		0.21		0.33		0.43
Net realized and unrealized gains (losses)	(0.20)		1.02		0.78		(1.42)		(0.82)		(0.47)
Total from investment operations	(0.13)		1.17		0.90		(1.27)		(0.59)		(0.23)
Less:
Return of capital	(0.10)		—		(0.22)		(0.45)		(0.44)		(0.66)
Dividends from net investment income	—		(0.25)		(0.03)		—		(0.22)		—
Total distributions	(0.10)		(0.25)		(0.25)		(0.45)		(0.66)		(0.66)
Net asset value, end of period	$3.09		$3.32		$2.40		$1.75		$3.47		$4.72
Total return(b)	(3.92)%		50.03%		52.31%		(36.61)%		(14.77)%		(5.10)%
Net assets, end of period (000’s omitted)	$31,012		$49,469		$34,598		$23,236		$23,037		$44,352
Portfolio turnover rate	16%		43%		42%		148%		52%		44%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	4.63	%(c)	3.39%		3.31%		4.12%		4.07%		3.89%
Expense (waivers)	(0.25	)%(c),(d)	(0.25	)%(d)	(0.38	)%(d)	(0.61	)%(d)	(0.26	)%(d)	(0.02	)%(d),(e)
With fee waiver and/or expense reimbursement, before taxes(e)	4.38	%(c)	3.14%		2.93%		3.51%		3.81%		3.87%
Deferred tax expense (benefit)(f)	2.76	%(c)	0.00%		—%		—%		—%		0.01%
With fee waivers and/or expense reimbursements, after taxes	7.14	%(c)	3.14%		2.93%		3.51%		3.81%		3.88%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(3.48	)%(c)	(2.43)%		(2.42)%		(3.77)%		(2.56)%		(3.36)%
Net of expense (waivers) and before deferred tax benefit (expense)	(3.23	)%(c)	(2.18)%		(2.04)%		(3.16)%		(2.30)%		(3.34)%
Deferred tax benefit (expense)(h)	0.58	%(c)	0.93%		—%		—%		—%		—%
Ratio of net investment income (loss), after taxes	(2.65	)%(c)	(1.25)%		(2.04)%		(3.16)%		(2.30)%		(3.34)%

*	The financial highlights for the year ended November 30, 2018 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized
(d)	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
(e)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(f)

Includes interest, borrowing and franchise tax expense. Without interest, borrowing and franchise tax expense, the net expense ratio would be 2.35%, 2.34%, 2.35%, 2.39%, 2.49% and 2.77%, for the six months ended May 31, 2023 and the years ended November 30, 2022, 2021, 2020, 2019 and 2018, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2023		Years Ended Novemver 30,						Period ended November 30, 2019(a)
Class R	(Unaudited)		2022		2021		2020
Per share operating data
Net asset value, beginning of period	$3.81		$2.71		$1.95		$3.76		$5.31
Net investment income (loss)(b)	(0.04)		(0.03)		(0.04)		(0.05)		(0.04)
Return of capital(b)	0.12		0.22		0.19		0.19		0.17
Net realized and unrealized gains (losses)	(0.22)		1.16		0.86		(1.50)		(1.30)
Total from investment operations	(0.14)		1.35		1.01		(1.36)		(1.17)
Less:
Return of capital	(0.10)		—		(0.22)		(0.45)		(0.25)
Dividends from net investment income	—		(0.25)		(0.03)		—		(0.13)
Total distributions	(0.10)		(0.25)		(0.25)		(0.45)		(0.38)
Net asset value, end of period	$3.57		$3.81		$2.71		$1.95		$3.76
Total return(c)	(3.68)%		50.98%		52.60%		(36.09)%		(22.96)%
Net assets, end of period (000’s omitted)	$2,339		$1,878		$448		$159		$7
Portfolio turnover rate	16%		43%		42%		148%		52%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	4.13	%(d)	2.89%		2.81%		3.56%		3.54	%(d)
Expense (waivers)	(0.27	)%(d),(e)	(0.25	)%(e)	(0.40	)%(e)	(0.63	)%(e)	(0.26	)%(d),(e)
With fee waiver and/or expense reimbursement, before taxes(f)	3.86	%(d)	2.64%		2.41%		2.93%		3.28	%(d)
Deferred tax expense (benefit)(g)	2.76	%(d)	0.00%		—%		—%		—	%(d)
With fee waivers and/or expense reimbursements, after taxes	6.62	%(d)	2.64%		2.41%		2.93%		3.28	%(d)

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(2.98	)%(d)	(1.93)%		(1.92)%		(3.21)%		(2.02	)%(d)
Net of expense (waivers) and before deferred tax benefit (expense)	(2.71	)%(d)	(1.68)%		(1.52)%		(2.58)%		(1.76	)%(d)
Deferred tax benefit (expense)(h)	0.58	%(d)	0.93%		—%		—%		—	%(d)
Ratio of net investment income (loss), after taxes	(2.13	)%(d)	(0.75)%		(1.52)%		(2.58)%		(1.76	)%(d)

(a)	Commencement date after the close of business on May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
(f)

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 1.83%, 1.84%, 1.83%, 1.81% and 1.96%, for the six months ended May 31, 2023 and the years ended November 30, 2022, 2021 and 2020, and the period ended November 30, 2019, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2023		Years Ended November 30,
Class Y	(Unaudited)		2022		2021		2020		2019		2018*
Per share operating data
Net asset value, beginning of period	$4.06		$2.86		$2.03		$3.88		$5.15		$6.02
Net investment income(loss)(a)	(0.03)		(0.01)		(0.03)		(0.05)		(0.06)		(0.14)
Return of capital(a)	0.13		0.23		0.20		0.24		0.36		0.43
Net realized and unrealized gains (losses)	(0.25)		1.23		0.91		(1.59)		(0.91)		(0.50)
Total from investment operations	(0.15)		1.45		1.08		(1.40)		(0.61)		(0.21)
Less:
Return of capital	(0.10)		—		(0.22)		(0.45)		(0.44)		(0.66)
Dividends from net investment income	—		(0.25)		(0.03)		—		(0.22)		—
Total distributions	(0.10)		(0.25)		(0.25)		(0.45)		(0.66)		(0.66)
Net asset value, end of period	$3.81		$4.06		$2.86		$2.03		$3.88		$5.15
Total return(b)	(3.70)%		51.84%		54.02%		(36.03)%		(13.89)%		(4.39)%
Net assets, end of period (000’s omitted)	$47,331		$66,849		$44,921		$27,930		$42,164		$63,044
Portfolio turnover rate	16%		43%		42%		148%		52%		44%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	3.63	%(c)	2.39%		2.31%		3.10%		3.02%		2.84%
Expense (waivers)	(0.25	)%(c),(d)	(0.25	)%(d)	(0.37	)%(d)	(0.59	)%(d)	(0.26	)%(d)	(0.02	)%(d),(e)
With fee waiver and/or expense reimbursement, before taxes(f)	3.38	%(c)	2.14%		1.94%		2.51%		2.76%		2.82%
Deferred tax expense (benefit)(g)	2.76	%(c)	0.00%		—%		—%		—%		0.01%
With fee waivers and/or expense reimbursements, after taxes	6.14	%(c)	2.14%		1.94%		2.51%		2.76%		2.83%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(2.48	)%(c)	(1.43)%		(1.42)%		(2.75)%		(1.50)%		(2.31)%
Net of expense (waivers) and before deferred tax benefit (expense)	(2.23	)%(c)	(1.18)%		(1.05)%		(2.16)%		(1.24)%		(2.29)%
Deferred tax benefit (expense)(h)	0.58	%(c)	0.93%		—%		—%		—%		—%
Ratio of net investment income (loss), after taxes	(1.65	)%(c)	(0.25)%		(1.05)%		(2.16)%		(1.24)%		(2.29)%

*	The financial highlights for the year ended November 30, 2018 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
(e)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(f)

Includes interest, borrowing and franchise tax expense. Without interest, borrowing and franchise tax expense, the net expense ratio would be 1.35%, 1.34%, 1.36%, 1.39%, 1.44% and 1.71%, for the six months ended May 31, 2023 and the years ended November 30, 2022, 2021, 2020, 2019 and 2018, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2023		Years Ended Novemver 30,						Period ended November 30, 2019(a)
Class R5	(Unaudited)		2022		2021		2020
Per share operating data
Net asset value, beginning of period	$3.91		$2.76		$1.97		$3.78		$5.31
Net investment income (loss)(b)	(0.03)		(0.01)		(0.03)		(0.05)		(0.03)
Return of capital(b)	0.12		0.22		0.19		0.24		0.17
Net realized and unrealized gains (losses)	(0.23)		1.19		0.88		(1.55)		(1.29)
Total from investment operations	(0.14)		1.40		1.04		(1.36)		(1.15)
Less:
Return of capital	(0.10)		—		(0.22)		(0.45)		(0.25)
Dividends from net investment income	—		(0.25)		(0.03)		—		(0.13)
Total distributions	(0.10)		(0.25)		(0.25)		(0.45)		(0.38)
Net asset value, end of period	$3.67		$3.91		$2.76		$1.97		$3.78
Total return(c)	(3.58)%		51.91%		53.65%		(35.87)%		(22.55)%
Net assets, end of period (000’s omitted)	$7		$7		$5		$4		$7
Portfolio turnover rate	16%		43%		42%		148%		52%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	3.53	%(d)	2.31%		2.23%		3.03%		2.94	%(d)
Expense (waivers)	(0.25	)%(d),(e)	(0.25	)%(e)	(0.40	)%(e)	(0.62	)%(e)	(0.26	)%(d),(e)
With fee waiver and/or expense reimbursement, before taxes(f)	3.28	%(d)	2.06%		1.83%		2.41%		2.68	%(d)
Deferred tax expense (benefit)(g)	2.76	%(d)	0.00%		—%		—%		—	%(d)
With fee waivers and/or expense reimbursements, after taxes	6.04	%(d)	2.06%		1.83%		2.41%		2.68	%(d)

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(2.38	)%(d)	(1.35)%		(1.34)%		(2.68)%		(1.42	)%(d)
Net of expense (waivers) and before deferred tax benefit (expense)	(2.13	)%(d)	(1.10)%		(0.94)%		(2.06)%		(1.16	)%(d)
Deferred tax benefit (expense)(h)	0.58	%(d)	0.93%		—%		—%		—	%(d)
Ratio of net investment income (loss), after taxes	(1.55	)%(d)	(0.17)%		(0.94)%		(2.06)%		(1.16	)%(d)

(a)	Commencement date after the close of business on May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
(f)

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 1.25%, 1.26%, 1.25%, 1.29% and 1.36%, for the six months ended May 31, 2023 and the years ended November 30, 2022, 2021 and 2020, and the period ended November 30, 2019, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2023		Years Ended November 30,
Class R6	(Unaudited)		2022		2021		2020		2019(a)		2018*
Per share operating data
Net asset value, beginning of period	$4.15		$2.92		$2.06		$3.93		$5.20		$6.06
Net investment income (loss)(b)	(0.03)		(0.00)		(0.03)		(0.05)		(0.06)		(0.13)
Return of capital(b)	0.13		0.23		0.21		0.27		0.39		0.43
Net realized and unrealized gains (losses)	(0.24)		1.25		0.93		(1.64)		(0.94)		(0.50)
Total from investment operations	(0.14)		1.48		1.11		(1.42)		(0.61)		(0.20)
Less:
Return of capital	(0.10)		—		(0.22)		(0.45)		(0.44)		(0.66)
Dividends from net investment income	—		(0.25)		(0.03)		—		(0.22)		—
Total distributions	(0.10)		(0.25)		(0.25)		(0.45)		(0.66)		(0.66)
Net asset value, end of period	$3.91		$4.15		$2.92		$2.06		$3.93		$5.20
Total return(c)	(3.37)%		51.79%		54.72%		(36.09)%		(13.73)%		(4.18)%
Net assets, end of period (000’s omitted)	$632		$198		$192		$67		$299		$739
Portfolio turnover rate	16%		43%		42%		148%		52%		44%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	3.53	%(d)	2.31%		2.23%		3.03%		2.88%		2.67%
Expense (waivers)	(0.29	)%(d),(e)	(0.29	)%(e)	(0.44	)%(e)	(0.66	)%(e)	(0.26	)%(e)	(0.02	)%(e)
With fee waiver and/or expense reimbursement, before taxes(f)	3.24	%(d)	2.02%		1.79%		2.37%		2.62%		2.65%
Deferred tax expense (benefit)(g)	2.76	%(d)	0.00%		—%		—%		—%		0.01%
With fee waivers and/or expense reimbursements, after taxes	6.00	%(d)	2.02%		1.79%		2.37%		2.62%		2.66%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(2.38	)%(d)	(1.35)%		(1.34)%		(2.68)%		(1.36)%		(2.14)%
Net of expense (waivers) and before deferred tax benefit (expense)	(2.09	)%(d)	(1.06)%		(0.90)%		(2.02)%		(1.10)%		(2.12)%
Deferred tax benefit (expense)(h)	0.58	%(d)	0.93%		—%		—%		—%		—%
Ratio of net investment income (loss), after taxes	(1.51	)%(d)	(0.13)%		(0.90)%		(2.02)%		(1.10)%		(2.12)%

*	The financial highlights for the year ended November 30, 2018 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.
(a)	SteelPath Fund Class I shares automatically converted to Class R6 shares effective close of business May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
(f)

Includes interest, borrowing and franchise tax expense. Without interest, borrowing and franchise tax expense, the net expense ratio would be 1.21%, 1.22%, 1.21%, 1.25%, 1.30% and 1.55%, for the six months ended May 31, 2023 and the years ended November 30, 2022, 2021, 2020, 2019 and 2018, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco SteelPath MLP Alpha Plus Fund

Notes to Financial Statements

May 31, 2023

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. The Fund is classified as non-diversified. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the

17                         Invesco SteelPath MLP Alpha Plus Fund

inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (“MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.

The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

E.

Master Limited Partnerships – The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly. The Fund also will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate.

The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLPs’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates.

18                         Invesco SteelPath MLP Alpha Plus Fund

Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses (“NOL”) and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.

In determining a valuation allowance, the Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions.

Through the consideration of these factors, the Fund may determin that it is more likely than not that the Fund’s deferred tax assets would not be realized through future taxable income of the appropriate character. As a result, the Fund may be required to record a valuation allowance with respect to its deferred tax assets that are not considered to be realizable.

From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s NOL and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations

The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.

J.

Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

K.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

L.

Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds, cash pledged as collateral and other investments held in lieu of cash and excludes investments made with cash collateral received. The cash pledged as collateral included in Cash and Cash Equivalents is restricted cash.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $3 billion	1.25%
Next $2 billion	1.23%
Over $5 billion	1.20%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended May 31, 2023, the effective advisory fee rate incurred by the Fund was 1.25%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

19                         Invesco SteelPath MLP Alpha Plus Fund

The Adviser has contractually agreed, through at least March 31, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.83%, 2.6%, 2.08%, 1.61%, 1.51% and 1.46%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

The Adviser has voluntarily agreed to reduce its advisory fee by 0.25% of the Fund’s daily net assets. The advisory fee reduction is a voluntary undertaking and may be terminated by the Adviser in consultation with the Board at any time. The Adviser voluntarily reimbursed expenses of $105,769, $43,339, $2,659, $73,546, $9 and $845 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively. Effective July 1, 2023, the advisory fee reduction was terminated.

For the six months ended May 31, 2023, the Adviser contractually reimbursed class level expenses of $6,960, $17, $167, $0, $0 and $140 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into an administration and fund accounting agreement with UMB Fund Services, Inc. (“UMB”) pursuant to which UMB shall provide administration and fund accounting services to the Fund. The Trust and the Adviser have entered into a Master Administrative Services Agreement (“Administrative Services Agreement”) pursuant to which the Adviser may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by the Adviser under the Investment Advisory Agreement. The Adviser may only receive fees for administrative services under the Administrative Services Agreement to the extent that those fees assessed under the agreement are in excess of the fees paid to UMB. For the six months ended May 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Additionally, Invesco has entered into service agreements whereby UMB Bank, n.a., serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended May 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2023, IDI advised the Fund that IDI retained $4,431 in front-end sales commissions from the sale of Class A shares and $1,924 and $17,920 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended May 31, 2023, the Fund incurred $18,521 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2023, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended May 31, 2023, the Fund engaged in securities purchases of $4,377,688.

20                         Invesco SteelPath MLP Alpha Plus Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $400 million, collectively by certain Invesco Funds, and which will expire on September 27, 2023. The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or the maximum amount permitted pursuant to the Fund’s investment limitations. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

During the six months ended May 31, 2023, the average daily balance of borrowing under the revolving credit and security agreement was $60,153,846 with an average interest rate of 4.58%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with UMB Bank, n.a., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Distributions and Tax Information

Tax Character of Distributions to Shareholders Paid During Six Months Ended May 31, 2023 and the Fiscal Year Ended November 30, 2022:

	May 31, 2023	November 30, 2022
Ordinary income	$—	$12,937,779
Return of Capital	5,038,470	—
Total distributions	$5,038,470	$12,937,779

For the six months ended May 31, 2023, the federal income tax rate is 21%. The Fund is currently using an estimated rate of 1.1% for state and local tax, net of federal tax expense.

The Fund’s income tax provision consists of the following as of May 31, 2023:

Current tax (expense) benefit
Federal	$—
State	—
Total current tax (expense) benefit	$—

Deferred tax (expense) benefit
Federal	$1,069,588
State	56,025
Valuation allowance	(3,627,308)
Total deferred tax (expense) benefit	$(2,501,695)

The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	% Effect
Application of federal statutory income tax rate	$965,034	(21.00)%
State income taxes net of federal benefit	50,549	(1.10)%
Effect of permanent differences	110,030	(2.39)%
Change in valuation allowance	(3,627,308)	78.94%
Total income tax (expense) benefit	$(2,501,695)	54.45%

For the six months ended May 31, 2023, the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of 54.45% differed from the combined federal and state statutory tax rate of 22.10% due in large part to the change in valuation allowance primarily as a result of the change in unrealized appreciation.

21                         Invesco SteelPath MLP Alpha Plus Fund

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2023 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis) — Federal	$318,984
Net operating loss carryforward (tax basis) — State	445,809
Excess business interest expense carryforward	296,482
Capital loss carryforward (tax basis)	11,596,580
Book to tax differences — Income recognized from MLPs	1,045,828
Valuation allowance	(5,201,711)
Total deferred tax asset	$8,501,972

Deferred tax liabilities:
Net unrealized gain on investment securities (tax basis)	$(11,003,667)
Total deferred tax liability	(11,003,667)
Total net deferred tax asset (liability)	$(2,501,695)

At May 31, 2023, the Fund had net operating loss carryforwards for federal income tax purposes, as follows:

Expiration date for expiring net operating loss carryforwards
11/30/2038	$1,680,114
Total non-expiring net operating loss carryforwards	347,339
Total net operating loss carryforwards	$2,027,453

During the six months ended May 31, 2023, the Fund estimates that it will utilize $1,940,241 of net operating (loss) carryforward.

At May 31, 2023, the Fund has net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:

Expiration Date
11/30/2025	$45,802,754
11/30/2026	6,670,459
Total	$52,473,213

During the six months ended May 31, 2023, the Fund estimates that it will utilize $14,741,634 of capital loss carryforward.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2023 was $38,653,527 and $66,210,638, respectively.

At May 31, 2023, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Gross Unrealized Appreciation	$52,024,571
Gross Unrealized Depreciation	(6,207,690)
Net Unrealized Appreciation on Investments	$45,816,881

Cost of investments for tax purposes is $179,630,422.

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

22                         Invesco SteelPath MLP Alpha Plus Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended May 31, 2023(a)		Year ended November 30, 2022
	Shares	Amount	Shares	Amount
Sold:
Class A	1,652,175	$6,237,760	5,597,002	$19,436,016
Class C	570,452	1,867,175	3,729,751	11,037,073
Class R	231,066	864,258	379,725	1,325,301
Class Y	1,502,374	5,923,496	9,343,927	33,622,944
Class R6	246,601	1,037,736	9,990	35,904
Issued as reinvestment of dividends:
Class A	441,599	1,667,112	1,168,506	4,100,584
Class C	223,459	723,701	794,557	2,424,773
Class R	16,142	60,336	22,172	78,038
Class Y	192,876	767,737	668,629	2,461,720
Class R6	4,126	17,075	2,702	10,147
Automatic conversion of Class C shares to Class A shares:
Class A	493,287	$1,846,749	984,817	3,354,020
Class C	(573,586)	$(1,846,749)	(1,130,131)	(3,354,020)
Reacquired:
Class A	(3,168,447)	(11,933,043)	(5,206,445)	(17,524,552)
Class C	(5,071,140)	(16,012,754)	(2,920,559)	(8,958,079)
Class R	(84,505)	(321,585)	(74,573)	(274,702)
Class Y	(5,762,478)	(22,872,768)	(9,233,782)	(32,592,359)
Class R6	(136,647)	(554,854)	(30,895)	(107,578)
Net Increase (decrease) in share activity	(9,222,646)	$(32,528,618)	4,105,393	$15,075,230

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

23                         Invesco SteelPath MLP Alpha Plus Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2022 through May 31, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Actual	Beginning Account Value (12/1/2022)	Ending Account Value (05/31/2023)¹	Epenses Paid During Period[2,3]	Ending Account Value (05/31/2023)¹	Epenses Paid During Period[2,4]	Annualized Expense Ratio
Class A	$1,000.00	$963.60	$31.18	$993.20	$31.65	6.37%
Class C	1,000.00	960.80	34.81	989.40	35.31	7.12
Class R	1,000.00	963.20	32.40	992.00	32.88	6.62
Class Y	1,000.00	963.00	29.95	994.40	30.43	6.12
Class R5	1,000.00	964.20	29.58	994.80	30.04	6.02
Class R6	1,000.00	966.30	29.41	995.10	29.84	6.00

1.

The actual ending account value is based on the actual total return of the Fund for the period December 1, 2022 through May 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

2.

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year. Effective July 1, 2023, the Adviser has agreed to terminate the voluntary advisory fee waiver. The annualized expense ratios restated had the voluntary fee waiver not been in effect throughout the most recent fiscal half year are 6.62%, 7.37%, 6.87%, 6.37%, 6.29% and 6.25% for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

3.

The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $32.41, $36.03, $33.63, $31.18, $30.80 and $30.64 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

4.

The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $32.88, $36.53, $34.10, $31.65, $31.26 and $31.07 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

24                         Invesco SteelPath MLP Alpha Plus Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•	Fund reports and prospectuses
•	Quarterly statements
•	Daily confirmations
•	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	0-SPMAP-SAR-1

Semiannual Report to Shareholders	May 31, 2023

Invesco SteelPath MLP Income Fund

Nasdaq:
A: MLPDX ∎ C: MLPRX ∎ R: SPNNX ∎ Y: MLPZX ∎ R5: SPMQX ∎ R6: OSPMX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
17	Notes to Financial Statements
24	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 11/30/22 to 5/31/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.48%
Class C Shares	0.05
Class R Shares	0.26
Class Y Shares	0.65
Class R5 Shares	0.47
Class R6 Shares	0.64
S&P 500 Index▼	3.33
Alerian MLP Index▼	0.39

Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

The Alerian MLP Index is designed to capture the performance of energy master limited partnerships (MLPs).

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco SteelPath MLP Income Fund

Average Annual Total Returns
As of 5/31/23, including maximum applicable sales charges
Class A Shares
Inception (3/31/10)	3.65%
10 Years	1.70
5 Years	6.75
1 Year	0.21
Class C Shares
Inception (6/10/11)	2.76%
10 Years	1.68
5 Years	7.17
1 Year	4.21
Class R Shares
10 Years	2.00%
5 Years	7.66
1 Year	5.55
Class Y Shares
Inception (3/31/10)	4.35%
10 Years	2.52
5 Years	8.22
1 Year	6.20
Class R5 Shares
10 Years	2.39%
5 Years	8.21
1 Year	6.31
Class R6 Shares
Inception (6/28/13)	2.29%
5 Years	8.31
1 Year	6.33

Effective after the close of business on May 24, 2019, Class A, Class C, Class Y and Class I shares of the Oppenheimer SteelPath MLP Income Fund (the predecessor fund), were reorganized into Class A, Class C, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer SteelPath MLP Income Fund. Note: The Fund was subsequently renamed the Invesco SteelPath MLP Income Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class Y and Class R6 shares are those for Class A, Class C, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R and R5 shares incepted after the close of business on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower.

See current prospectus for more information.

3                         Invesco SteelPath MLP Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
•	The Fund’s investment strategy remained appropriate for an open-end fund;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not breach the 15% limit on Illiquid Investments; and
•	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                         Invesco SteelPath MLP Income Fund

Schedule of Investments

May 31, 2023

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–103.20%
Diversified–28.66%
Energy Transfer L.P.	33,810,951	$419,255,785
Enterprise Products Partners L.P.	900,000	22,797,000
MPLX L.P.	12,189,596	406,401,130
		848,453,915
Gathering & Processing–27.27%
Antero Midstream Corp.(a)	24,294,063	248,042,383
Crestwood Equity Partners L.P.	3,716,827	95,373,781
EnLink Midstream LLC	17,582,821	171,608,333
Evolve Transition Infrastucture L.P.(b)	1,747,546	109,047
Hess Midstream L.P., Class A	1,023,425	28,543,323
Summit Midstream Partners L.P.(a)(b)	738,629	11,182,843
Western Midstream Partners L.P.	10,005,090	252,528,472
		807,388,182
Other Energy–19.22%
Arko Corp.	1,626,925	11,795,206
CrossAmerica Partners L.P.(a)	3,748,183	68,067,003
Enviva, Inc.	100,000	878,000
GasLog Partners L.P.	1,082,738	9,246,583
Global Partners L.P.(a)	2,637,261	76,216,843
KNOT Offshore Partners L.P.(a)	1,776,804	9,026,164
Suburban Propane Partners L.P.	619,626	9,461,689
Sunoco L.P.	3,709,043	159,451,759
USA Compression Partners L.P.(a)	11,116,768	207,661,226
Westlake Chemical Partners L.P.	800,000	17,192,000
		568,996,473
Petroleum Pipeline Transportation–27.56%
Delek Logistics Partners L.P.	941,387	50,646,621
Genesis Energy L.P.(a)	7,795,932	75,230,744
Magellan Midstream Partners L.P.	2,589,387	155,906,991
NGL Energy Partners L.P.(a)(b)	12,412,037	39,346,157
NuStar Energy L.P.(a)	15,468,026	252,592,865
Phillips 66 Partners L.P.	500	45,805
Plains All American Pipeline L.P.	18,733,333	242,034,662
		815,803,845
Terminalling & Storage–0.49%
Martin Midstream Partners L.P.(a)	7,026,434	14,404,190
Total Master Limited Partnerships And Related Entities (Cost $2,195,729,950)		3,055,046,605

Preferred Master Limited Partnerships And Related Entities–0.09%
Other Energy–0.09%
Global Partners L.P., 9.50% (Cost $2,500,000)	100,000	2,547,750

	Shares	Value
Money Market Funds–1.07%
Fidelity Treasury Portfolio, Institutional Class, 4.97% (Cost $31,784,884)(c)	31,784,884	$31,784,884
TOTAL INVESTMENTS IN SECURITIES–104.36% (Cost $2,230,014,834)		3,089,379,239
OTHER ASSETS LESS LIABILITIES–(4.36)%		(129,205,975)
NET ASSETS–100%		$2,960,173,264

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco SteelPath MLP Income Fund

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an “affiliated person” under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended May 31, 2023.

	Value November 30, 2022			Change in Unrealized Appreciation (Depreciation)		Value May 31, 2023	Dividends and Distributions
Investments in Other Affiliates:		Purchases at cost	Proceeds from Sales		Realized Gain		Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
Antero Midstream Corp.[i]	$265,054,734	$9,248,680	$—	$(16,664,936)	$—	$248,042,383	$(9,596,095)	$—	$1,066,233
CrossAmerica Partners L.P.	75,001,142	—	—	(2,998,547)	—	68,067,003	(3,935,592)	—	—
Genesis Energy L.P.	81,346,001	1,098,810	—	(6,816,136)	—	75,230,744	(397,931)	1,925,849	—
Global Partners L.P.	127,503,020	—	(41,328,230)	(33,853,058)	29,769,611	76,216,843	(5,874,500)	—	—
KNOT Offshore Partners L.P.	20,362,174	—	—	(11,243,616)	—	9,026,164	(92,394)	—	—
Martin Midstream Partners L.P.	22,976,439	—	—	(8,502,682)	—	14,404,190	(69,567)	697	—
NGL Energy Partners L.P.	14,522,083	—	—	24,824,074	—	39,346,157	—	—	—
NuStar Energy L.P.	231,363,865	20,728,126	—	11,992,692	—	252,592,865	(11,491,818)	782,603	—
Summit Midstream Partners L.P.	15,289,620	—	—	(4,106,777)	—	11,182,843	—	—	—
Sunoco L.P.ii	235,377,456	—	(80,721,835)	(56,939,346)	64,389,847	159,451,759	(2,654,363)	4,126,889	—
USA Compression Partners L.P.	231,948,217	—	(31,865,490)	(8,110,566)	19,116,432	207,661,226	(3,427,367)	9,065,393	—
	$1,320,744,751	$31,075,616	$(153,915,555)	$(112,418,898)	$113,275,890	$1,161,222,177	$(37,539,627)	$15,901,431	$1,066,233

i.	As of November 30, 2022, the security was not considered an affiliate of the Fund.

ii.	As of May 31, 2023, the security was not considered as an affiliate of the Fund.

(b)	Non-income producing.
(c)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco SteelPath MLP Income Fund

Portfolio Composition

By Sector	% of total net assets
Diversified	28.66%
Petroleum Pipeline Transportation	27.56
Gathering & Processing	27.27
Other Energy	19.31
Terminalling & Storage	0.49
Money Market Funds Plus Other Assets Less Liabilities	(3.29)

7                         Invesco SteelPath MLP Income Fund

Statement of Assets and Liabilities

May 31, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (cost $1,082,889,307)	$2,087,608,821
Investments in affiliates, at value (cost $1,147,125,527)	1,001,770,418
Receivable for:
Investments sold	3,011,336
Fund shares sold	1,519,074
Dividends	173,961
Investment for trustee deferred compensation and retirement plans	117,704
Prepaid state income tax	70,397
Other assets	168,950
Total assets	3,094,440,661

Liabilities:
Payables for:
Investments purchased	25,673,703
Fund shares reacquired	3,639,162
Accrued fees to affiliates	3,941,906
Accrued interest expense	40,076
Accrued trustees’ and officers’ fees and benefits	1,999
Accrued other operating expenses	373,808
Deferred tax liability, net	100,479,039
Trustee deferred compensation and retirement plans	117,704
Total liabilities	134,267,397
Net assets applicable to shares outstanding	$2,960,173,264

Net assets consist of:
Shares of beneficial interest	$3,028,099,484
Distributable earnings (loss), net of taxes	(67,926,220)
$2,960,173,264

Net Assets:
Class A	$1,516,634,879
Class C	$470,402,928
Class R	$2,963,026
Class Y	$934,255,071
Class R5	$8,248
Class R6	$35,909,112

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	330,731,381
Class C	122,742,789
Class R	654,993
Class Y	190,368,517
Class R5	1,773
Class R6	7,217,788
Class A:
Net asset value per share	$4.59
Maximum offering price per share (net asset value $4.59 ÷ 94.50%)	4.86
Class C:
Net asset value and offering price per share	$3.83
Class R:
Net asset value and offering price per share	$4.52
Class Y:
Net asset value and offering price per share	$4.91
Class R5:
Net asset value and offering price per share	$4.65
Class R6:
Net asset value and offering price per share	$4.98

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco SteelPath MLP Income Fund

Statement of Operations

For the six months ended May 31, 2023

(Unaudited)

Investment income:
Distributions and dividends ($1,066,233 income from affiliates)	$133,541,549
Less: return of capital on distributions and dividends ($37,539,627 from affiliates)	(111,823,428)
Less: return of capital on distributions and dividends in excess of cost basis ($15,901,431 from affiliates)	(20,853,684)
Total investment income	864,437

Expenses:
Advisory fees	14,273,278
Administrative services fees	493,670
Custodian fees	81,894
Distribution fees:
Class A	1,926,229
Class C	2,395,980
Class R	6,954
Transfer agent fees — A, C, R and Y	1,756,941
Transfer agent fees — R5	1
Transfer agent fees — R6	5,423
Interest, facilities and maintenance fees	328,231
State income tax expense	103,458
Trustees’ and officers’ fees and benefits	17,924
Registration and filing fees	81,418
Reports to shareholders	77,822
Professional services fees	84,676
Other	26,254
Total expenses, before waivers and deferred taxes	21,660,153
Less: Expenses reimbursed	(375,012)
Net expenses, before deferred taxes	21,285,141
Net investment income (loss), before deferred taxes	(20,420,704)
Net deferred tax benefit	4,921,536
Net investment income (loss), net of deferred taxes	(15,499,168)

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities (net return of capital in excess of cost basis of $4,952,253) (includes net gain from securities sold to affiliates of $12,852,420)	83,149,149
Affiliated investment securities (net return of capital in excess of cost basis of $15,901,431)	113,275,890
Net deferred tax (expense) benefit	(44,522,512)
Net realized gain, net of taxes	151,902,527
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(49,872,385)
Affiliated investment securities	(112,418,898)
Net deferred tax (expense) benefit	36,515,539
Net change in net unrealized appreciation (depreciation) of investment securities, net of deferred taxes	(125,775,744)
Net realized and unrealized gain, net of deferred tax	26,126,783
Net increase in net assets resulting from operations	$10,627,615

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco SteelPath MLP Income Fund

Statement of Changes in Net Assets

For the six months ended May 31, 2023 and the year ended November 30, 2022

(Unaudited)

	May 31, 2023	November 30, 2022
Operations:
Net investment income (loss), net of deferred taxes	$(15,499,168)	$(4,396,154)
Net realized gain, net of deferred taxes	151,902,527	156,639,784
Change in net unrealized appreciation (depreciation), net of deferred taxes	(125,775,744)	599,414,310
Net increase in net assets resulting from operations	10,627,615	751,657,940

Distributions to shareholders from distributable earnings:
Class A	—	(39,965,900)
Class C	—	(15,884,962)
Class R	—	(58,531)
Class Y	—	(22,309,002)
Class R5	—	(220)
Class R6	—	(894,192)
Total distributions from distributable earnings	—	(79,112,807)

Return of capital:
Class A	(54,021,879)	(86,185,444)
Class C	(19,946,053)	(34,255,515)
Class R	(98,601)	(126,221)
Class Y	(31,049,227)	(48,108,792)
Class R5	(290)	(476)
Class R6	(1,169,575)	(1,928,302)
Total return of capital	(106,285,625)	(170,604,750)

Share transactions-net:
Class A	6,669,829	43,360,652
Class C	320,446	(46,982,083)
Class R	471,085	687,130
Class Y	17,779,281	152,665,233
Class R6	517,414	(3,360,276)
Net increase in net assets resulting from share transactions	25,758,055	146,370,656
Net increase (decrease) in net assets	(69,899,955)	648,311,039

Net assets:
Beginning of period	3,030,073,219	2,381,762,180
End of period	$2,960,173,264	$3,030,073,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco SteelPath MLP Income Fund

Financial Highlights

	Six Months Ended May 31, 2023		Years Ended November 30,
Class A	(Unaudited)		2022	2021	2020	2019	2018*
Per share operating data
Net asset value, beginning of period	$4.73		$3.90	$2.95	$4.32	$5.14	$5.92
Net investment income (loss)(a)	(0.02)		(0.00)	(0.04)	(0.03)	(0.06)	(0.08)
Return of capital(a)	0.13		0.24	0.25	0.31	0.40	0.44
Net realized and unrealized gain (loss)	(0.09)		0.98	1.13	(1.11)	(0.48)	(0.46)
Total from investment operations	0.02		1.22	1.34	(0.83)	(0.14)	(0.10)
Less:
Return of capital	(0.16)		(0.27)	(0.39)	(0.54)	(0.68)	(0.68)
Dividends from net investment income	—		(0.12)	—	—	—	—	(b)
Total distributions	(0.16)		(0.39)	(0.39)	(0.54)	(0.68)	(0.68)
Net asset value, end of period	$4.59		$4.73	$3.90	$2.95	$4.32	$5.14
Total return(c)	0.48%		32.37%	46.12%	(17.70)%	(3.89)%	(2.23)%
Net assets, end of period (000’s omitted)	$1,516,635		$1,557,504	$1,247,416	$861,681	$1,162,368	$1,246,886
Portfolio turnover rate	10%		12%	22%	44%	35%	30%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.41	%(d)	1.40%	1.43%	1.51%	1.50%	1.55%
Expense (waivers)	(0.03	)%(d)	(0.02)%	(0.04)%	(0.05)%	(0.05)%	(0.10	)%(e)
With fee waivers and/or expense reimbursements, before taxes(f)	1.38	%(d)	1.38%	1.39%	1.46%	1.45%	1.45%
Deferred/current tax expense (benefit)(g)	0.21	%(d)	3.51%	—%	—%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	1.59	%(d)	4.89%	1.39%	1.46%	1.45%	1.45%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.35	)%(d)	(1.27)%	(1.14)%	(1.18)%	(1.22)%	(1.46)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.32	)%(d)	(1.25)%	(1.10)%	(1.13)%	(1.17)%	(1.36)%
Deferred tax benefit (expense)(h)	0.33	%(d)	1.14%	—%	—%	—%	—%
Ratio of net investment income (loss), after taxes	(0.99	)%(d)	(0.11)%	(1.10)%	(1.13)%	(1.17)%	(1.36)%

*	The financial highlights for the year ended November 30, 2018 reflect restated values. See Note 10-Restatment in the Notes to Financials Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)	Rounds to less than $(0.005) per share.
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(f)

Includes borrowing, state income tax and franchise tax expense. Without borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.35%, 1.35%, 1.35%, 1.37% 1.41% and 1.41%, for the six months ended May 31, 2023 and the years ended November 30, 2022, 2021, 2020, 2019 and 2018, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2023		Years Ended November 30,
Class C	(Unaudited)		2022	2021	2020	2019	2018*
Per share operating data
Net asset value, beginning of period	$3.99		$3.37	$2.61	$3.92	$4.76	$5.57
Net investment income (loss)(a)	(0.03)		(0.03)	(0.06)	(0.05)	(0.09)	(0.12)
Return of capital(a)	0.11		0.21	0.21	0.28	0.37	0.44
Net realized and unrealized gain (loss)	(0.08)		0.83	1.00	(1.00)	(0.44)	(0.45)
Total from investment operations	(0.00)		1.01	1.15	(0.77)	(0.16)	(0.13)
Less:
Return of capital	(0.16)		(0.27)	(0.39)	(0.54)	(0.68)	(0.68)
Dividends from net investment income	—		(0.12)	—	—	—	—	(b)
Total distributions	(0.16)		(0.39)	(0.39)	(0.54)	(0.68)	(0.68)
Net asset value, end of period	$3.83		$3.99	$3.37	$2.61	$3.92	$4.76
Total return(c)	0.05%		31.17%	44.81%	(17.99)%	(4.68)%	(2.95)%
Net assets, end of period (000’s omitted)	$470,403		$490,026	$456,811	$436,611	$690,751	$823,980
Portfolio turnover rate	10%		12%	22%	44%	35%	30%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.16	%(d)	2.15%	2.18%	2.26%	2.29%	2.33%
Expense (waivers)	(0.03	)%(d)	(0.02)%	(0.04)%	(0.05)%	(0.05)%	(0.10	)%(e)
With fee waivers and/or expense reimbursements, before taxes(f)	2.13	%(d)	2.13%	2.14%	2.21%	2.24%	2.23%
Deferred/current tax expense (benefit)(g)	0.21	%(d)	3.51%	—%	—%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	2.34	%(d)	5.64%	2.14%	2.21%	2.24%	2.23%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(2.10	)%(d)	(2.02)%	(1.89)%	(1.93)%	(2.01)%	(2.24)%
Net of expense (waivers) and before deferred tax benefit (expense)	(2.07	)%(d)	(2.00)%	(1.85)%	(1.88)%	(1.96)%	(2.14)%
Deferred tax benefit (expense)(h)	0.33	%(d)	1.14%	—%	—%	—%	—%
Ratio of net investment income (loss), after taxes	(1.74	)%(d)	(0.86)%	(1.85)%	(1.88)%	(1.96)%	(2.14)%

*	The financial highlights for the year ended November 30, 2018 reflect restated values. See Note 10-Restatment in the Notes to Financials Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)	Rounds to less than $(0.005) per share.
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(f)

Includes borrowing, state income tax and franchise tax expense. Without borrowing, state income tax and franchise tax expense, the net expense ratio would be 2.10%, 2.10%, 2.10%, 2.12%, 2.20% and 2.19%, for the six months ended May 31, 2023 and the years ended November 30, 2022, 2021, 2020, 2019 and 2018, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2023		Years Ended November 30,			Period ended November 30,
Class R	(Unaudited)		2022	2021	2020	2019(a)
Per share operating data
Net asset value, beginning of period	$4.67		$3.87	$2.94	$4.31	$5.46
Net investment income (loss)(b)	(0.03)		(0.02)	(0.05)	(0.04)	(0.03)
Return of capital(b)	0.13		0.24	0.25	0.29	0.19
Net realized and unrealized gain (loss)	(0.09)		0.97	1.12	(1.08)	(0.91)
Total from investment operations	0.01		1.19	1.32	(0.83)	(0.75)
Less:
Return of capital	(0.16)		(0.27)	(0.39)	(0.54)	(0.40)
Dividends from net investment income	—		(0.12)	—	—	—
Total distributions	(0.16)		(0.39)	(0.39)	(0.54)	(0.40)
Net asset value, end of period	$4.52		$4.67	$3.87	$2.94	$4.31
Total return(c)	0.26%		31.82%	45.59%	(17.71)%	(14.41)%
Net assets, end of period (000’s omitted)	$2,963		$2,583	$1,512	$693	$166
Portfolio turnover rate	10%		12%	22%	44%	35%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.66	%(d)	1.65%	1.68%	1.76%	1.71	%(d)
Expense (waivers)	(0.03	)%(d)	(0.02)%	(0.04)%	(0.05)%	(0.05	)%(d)
With fee waivers and/or expense reimbursements, before taxes(e)	1.63	%(d)	1.63%	1.64%	1.71%	1.66	%(d)
Deferred/current tax expense (benefit)(f)	0.21	%(d)	3.51%	—%	—%	—	% (d)
With fee waivers and/or expense reimbursements, after taxes	1.84	%(d)	5.14%	1.64%	1.71%	1.66	%(d)

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.60	)%(d)	(1.52)%	(1.39)%	(1.43)%	(1.43	)%(d)
Net of expense (waivers) and before deferred tax benefit (expense)	(1.57	)%(d)	(1.50)%	(1.35)%	(1.38)%	(1.38	)%(d)
Deferred tax benefit (expense)(g)	0.33	%(d)	1.14%	—%	—%	—	% (d)
Ratio of net investment income (loss), after taxes	(1.24	)%(d)	(0.36)%	(1.35)%	(1.38)%	(1.38	)%(d)

(a)	Commencement date after the close of business on May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.60%, 1.60%, 1.60%, 1.62% and 1.62%, for the six months ended May 31, 2023 and the years ended November 30, 2022, 2021 and 2020, and the period ended November 30, 2019, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2023		Years Ended November 30,
Class Y	(Unaudited)		2022	2021	2020	2019	2018*
Per share operating data
Net asset value, beginning of period	$5.04		$4.13	$3.10	$4.49	$5.31	$6.08
Net investment income (loss)(a)	(0.02)		0.01	(0.03)	(0.03)	(0.05)	(0.07)
Return of capital(a)	0.14		0.26	0.26	0.32	0.41	0.44
Net realized and unrealized gain (loss)	(0.09)		1.03	1.19	(1.14)	(0.50)	(0.46)
Total from investment operations	0.03		1.30	1.42	(0.85)	(0.14)	(0.09)
Less:
Return of capital	(0.16)		(0.27)	(0.39)	(0.54)	(0.68)	(0.68)
Dividends from net investment income	—		(0.12)	—	—	—	—	(b)
Total distributions	(0.16)		(0.39)	(0.39)	(0.54)	(0.68)	(0.68)
Net asset value, end of period	$4.91		$5.04	$4.13	$3.10	$4.49	$5.31
Total return(c)	0.65%		32.51%	46.50%	(17.43)%	(3.76)%	(1.99)%
Net assets, end of period (000’s omitted)	$934,255		$943,591	$643,291	$476,921	$714,214	$820,187
Portfolio turnover rate	10%		12%	22%	44%	35%	30%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.16	%(d)	1.15%	1.18%	1.26%	1.24%	1.29%
Expense (waivers)	(0.03	)%(d)	(0.02)%	(0.04)%	(0.05)%	(0.05)%	(0.10	)%(e)
With fee waivers and/or expense reimbursements, before taxes(f)	1.13	%(d)	1.13%	1.14%	1.21%	1.19%	1.19%
Deferred/current tax expense (benefit)(g)	0.21	%(d)	3.51%	—%	—%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	1.34	%(d)	4.64%	1.14%	1.21%	1.19%	1.19%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.10	)%(d)	(1.02)%	(0.89)%	(0.93)%	(0.96)%	(1.20)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.07	)%(d)	(1.00)%	(0.85)%	(0.88)%	(0.91)%	(1.10)%
Deferred tax benefit (expense)(h)	0.33	%(d)	1.14%	—%	—%	—%	—%
Ratio of net investment income (loss), after taxes	(0.74	)%(d)	0.14%	(0.85)%	(0.88)%	(0.91)%	(1.10)%

*	The financial highlights for the year ended November 30, 2018 reflect restated values. See Note 10-Restatment in the Notes to Financials Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)	Rounds to less than $(0.005) per share.
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(f)

Includes borrowing, state income tax and franchise tax expense. Without borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.10%, 1.10%, 1.10%, 1.12%, 1.15% and 1.15%, for the six months ended May 31, 2023 and the years ended November 30, 2022, 2021, 2020, 2019 and 2018, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2023		Years Ended November 30,			Period ended November 30,
Class R5	(Unaudited)		2022	2021	2020	2019(a)
Per share operating data
Net asset value, beginning of period	$4.79		$3.94	$2.97	$4.32	$5.46
Net investment income (loss)(b)	(0.02)		0.01	(0.03)	(0.02)	(0.02)
Return of capital(b)	0.13		0.25	0.25	0.31	0.20
Net realized and unrealized gain (loss)	(0.09)		0.98	1.14	(1.10)	(0.92)
Total from investment operations	0.02		1.24	1.36	(0.81)	(0.74)
Less:
Return of capital	(0.16)		(0.27)	(0.39)	(0.54)	(0.40)
Dividends from net investment income	—		(0.12)	—	—	—
Total distributions	(0.16)		(0.39)	(0.39)	(0.54)	(0.40)
Net asset value, end of period	$4.65		$4.79	$3.94	$2.97	$4.32
Total return(c)	0.47%		32.57%	46.54%	(17.17)%	(14.23)%
Net assets, end of period (000’s omitted)	$8		$8	$7	$5	$8
Portfolio turnover rate	10%		12%	22%	44%	35%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.07	%(d)	1.07%	1.07%	1.14%	1.12	%(d)
Expense (waivers)	—	%(d)	—%	—%	—%	—	%(d)
With fee waivers and/or expense reimbursements, before taxes(e)	1.07	%(d)	1.07%	1.07%	1.14%	1.12	%(d)
Deferred/current tax expense (benefit)(f)	0.21	%(d)	3.51%	—%	—%	—	%(d)
With fee waivers and/or expense reimbursements, after taxes	1.28	%(d)	4.58%	1.07%	1.14%	1.12	%(d)

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.01	)%(d)	(0.94)%	(0.78)%	(0.81)%	(0.84	)%(d)
Net of expense (waivers) and before deferred tax benefit (expense)	(1.01	)%(d)	(0.94)%	(0.78)%	(0.81)%	(0.84	)%(d)
Deferred tax benefit (expense)(g)	0.33	%(d)	1.14%	—%	—%	—	%(d)
Ratio of net investment income (loss), after taxes	(0.68	)%(d)	0.20%	(0.78)%	(0.81)%	(0.84	)%(d)

(a)	Commencement date after the close of business on May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.04%, 1.04%, 1.03%, 1.05% and 1.08%, for the six months ended May 31, 2023 and the years ended November 30, 2022, 2021 and 2020, and the period ended November 30, 2019, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2023		Years Ended November 30,
Class R6	(Unaudited)		2022	2021	2020	2019	2018*
Per share operating data
Net asset value, beginning of period	$5.11		$4.18	$3.13	$4.52	$5.34	$6.10
Net investment income (loss)(a)	(0.02)		0.01	(0.03)	(0.03)	(0.04)	(0.06)
Return of capital(a)	0.14		0.26	0.26	0.32	0.42	0.44
Net realized and unrealized gain (loss)	(0.09)		1.05	1.21	(1.14)	(0.52)	(0.46)
Total from investment operations	0.03		1.32	1.44	(0.85)	(0.14)	(0.08)
Less:
Return of capital	(0.16)		(0.27)	(0.39)	(0.54)	(0.68)	(0.68)
Dividends from net investment income	—		(0.12)	—	—	—	— (b)
Total distributions	(0.16)		(0.39)	(0.39)	(0.54)	(0.68)	(0.68)
Net asset value, end of period	$4.98		$5.11	$4.18	$3.13	$4.52	$5.34
Total return(c)	0.64%		32.61%	46.70%	(17.33)%	(3.75)%	(1.82)%
Net assets, end of period (000’s omitted)	$35,909		$36,360	$32,725	$26,777	$24,245	$22,054
Portfolio turnover rate	10%		12%	22%	44%	35%	30%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.07	%(d)	1.07%	1.07%	1.14%	1.10%	1.11%
Expense (waivers)	(0.01	)%(d)	(0.01)%	—%	—%	—%	—%
With fee waivers and/or expense reimbursements, before taxes(e)	1.06	%(d)	1.06%	1.07%	1.14%	1.10%	1.11%
Deferred/current tax expense (benefit)(f)	0.21	%(d)	3.51%	—%	—%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	1.27	%(d)	4.57%	1.07%	1.14%	1.10%	1.11%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.01	)%(d)	(0.94)%	(0.78)%	(0.81)%	(0.82)%	(1.03)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.00	)%(d)	(0.93)%	(0.78)%	(0.81)%	(0.82)%	(1.03)%
Deferred tax benefit (expense)(g)	0.33	%(d)	1.14%	—%	—%	—%	—%
Ratio of net investment income (loss), after taxes	(0.67	)%(d)	0.21%	(0.78)%	(0.81)%	(0.82)%	(1.03)%

*	The financial highlights for the year ended November 30, 2018 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)	Rounds to less than $(0.005) per share.
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)

Includes borrowing, state income tax and franchise tax expense. Without borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.03%, 1.03%, 1.03%, 1.05%, 1.06% and 1.07%, for the six months ended May 31, 2023 and the years ended November 30, 2022, 2021, 2020, 2019 and 2018, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco SteelPath MLP Income Fund

Notes to Financial Statements

May 31, 2022

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco SteelPath MLP Income Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. The Fund is classified as non-diversified. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

17                         Invesco SteelPath MLP Income Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.

The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

E.

Master Limited Partnerships – The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly. The Fund also will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate. The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLPs’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates.

Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the

18                         Invesco SteelPath MLP Income Fund

temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses (“NOL”) and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.

In determining a valuation allowance, the Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions.

Through the consideration of these factors, the Fund may determine that it is more likely than not that the Fund’s deferred tax assets would not be realized through future taxable income of the appropriate character. As a result, the Fund may be required to record a valuation allowance with respect to its deferred tax assets that are not considered to be realizable.

From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s NOL and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.

J.

Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

K.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $3 billion	0.95%
Next $2 billion	0.93%
Over $5 billion	0.90%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended May 31, 2023, the effective advisory fee rate incurred by the Fund was 0.95%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least March 31, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.35%, 2.10%, 1.60%, 1.10%, 1.08% and 1.03%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the

19                         Invesco SteelPath MLP Income Fund

Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended May 31, 2023, the Adviser contractually reimbursed class level expenses of $194,050, $60,350, $349, $119,101, $0 and $1,162 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into an administration and fund accounting agreement with UMB Fund Services, Inc. (“UMB”) pursuant to which UMB shall provide administration and fund accounting services to the Fund. The Trust and the Adviser have entered into a Master Administrative Services Agreement (“Administrative Services Agreement”) pursuant to which the Adviser may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by the Adviser under the Investment Advisory Agreement. The Adviser may only receive fees for administrative services under the Administrative Services Agreement to the extent that those fees assessed under the agreement are in excess of the fees paid to UMB. For the six months ended May 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Additionally, Invesco has entered into service agreements whereby UMB Bank, n.a., serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended May 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2023, IDI advised the Fund that IDI retained $98,440 in front-end sales commissions from the sale of Class A shares and $7,017 and $8,025 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended May 31, 2023, the Fund incurred $39,567 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2023, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended May 31, 2023, the Fund engaged in securities purchases of $16,141,000 and securities sales of $18,915,000, which resulted in net realized gains of $12,852,420.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

20                         Invesco SteelPath MLP Income Fund

NOTE 6—Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $400 million, collectively by certain Invesco Funds, and which will expire on September 27, 2023. The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or the maximum amount permitted pursuant to the Fund’s investment limitations. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended May 31, 2023, the Fund did not borrow under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with UMB Bank n.a., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Distributions and Tax Information

Tax Character of Distributions to Shareholders Paid During the Six Months Ended May 31, 2023 and the Fiscal Year Ended November 30, 2022:

	May 31, 2023	November 30, 2022
Ordinary income	$—	$79,112,807
Return of Capital	106,285,625	170,604,750
Total distributions	$106,285,625	$249,717,557

For the six months ended May 31, 2023, the federal income tax rate is 21%. The Fund is currently using an estimated rate of 1.50% for state and local tax, net of federal tax expense.

The Fund’s income tax provision consists of the following as of May 31, 2023:

Current tax (expense) benefit
Federal	$—
State	—
Total current tax (expense) benefit	$—

Deferred tax (expense) benefit
Federal	$(2,542,938)
State	(181,638)
Valuation allowance	(360,861)
Total deferred tax (expense) benefit	$(3,085,437)

The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	% Effect
Application of federal statutory income tax rate	$(2,879,741)	(21.00)%
State income taxes net of federal benefit	(205,696)	(1.50)%
Effect of permanent differences	360,861	2.63%
Change in valuation allowance	(360,861)	(2.63)%
Total income tax (expense) benefit	$(3,085,437)	(22.50)%

For the six months ended May 31, 2023, the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) did not differ from the combined federal and state statutory tax rate of (22.50)%. As of May 31, 2023, the Fund does not have any interest or penalties associated with the underpayment of any income taxes.

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2023 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis) — Federal	$177,832,774
Net operating loss carryforward (tax basis) — State	18,925,154
Excess business interest expense carryforward	24,575,029
Capital loss carryforward (tax basis)	54,496,698
Book to tax differences — Income recognized from MLPs	(195,130)
Valuation allowance	(360,861)
Total deferred tax asset	$275,273,664

Deferred tax liabilities:
Net unrealized gain (loss) on investment securities (tax basis)	$(375,752,702)
Total deferred tax liability	(375,752,702)
Total net deferred tax asset (liability)	$(100,479,038)

21                         Invesco SteelPath MLP Income Fund

The Fund has net operating loss carryforwards for federal income tax purposes as follows:

Expiration date for expiring net operating loss carryforwards
11/30/2034	$62,692,887
11/30/2035	258,649,215
11/30/2036	144,223,600
11/30/2037	63,826,450
11/30/2038	120,263,557
Total expiring net operating loss carryforwards	$649,655,709
Total non-expiring net operating loss carryforwards	$196,602,404
Total net operating loss carryforwards	$846,258,113

During the six months ended May 31, 2023, the Fund estimates that it will utilize $49,194,748 of net operating loss carryforward.

At May 31, 2023, the Fund had net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:

Expiration Date
11/30/2025	$150,507,713
11/30/2026	91,699,832
Total	$242,207,545

During the six months ended May 31, 2023, the Fund estimates that it will utilize $132,035,701 of capital loss carryforward.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2023 was $356,440,345 and $301,446,738 respectively.

At May 31, 2023, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Gross Unrealized Appreciation	$1,740,571,316
Gross Unrealized Depreciation	(66,888,261)
Net Unrealized Appreciation on Investments	$1,673,683,055

Cost of investments for tax purposes is $1,415,696,184.

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

22                         Invesco SteelPath MLP Income Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended May 31, 2023(a)		Year ended November 30, 2022
	Shares	Amount	Shares	Amount
Sold:
Class A	11,889,819	$55,587,515	31,998,946	$140,675,449
Class C	8,376,850	32,856,488	18,694,360	70,457,392
Class R	113,601	521,197	159,009	675,831
Class Y	22,676,978	113,707,957	87,901,637	413,641,682
Class R6	468,204	2,375,534	1,267,839	5,971,094
Issued as reinvestment of dividends:
Class A	4,732,976	22,138,874	13,906,805	62,169,785
Class C	1,840,971	7,214,490	6,203,455	23,655,956
Class R	20,133	93,002	38,397	170,163
Class Y	2,780,099	13,894,317	7,967,443	37,925,248
Class R6	51,511	260,885	227,965	1,093,505
Automatic Conversion of Class C shares to Class A shares:
Class A	4,090,384	19,008,602	18,411,439	80,663,521
Class C	(4,861,516)	(19,008,602)	(21,548,848)	(80,663,521)
Reacquired:
Class A	(19,262,116)	(90,065,162)	(54,712,683)	(240,148,103)
Class C	(5,295,871)	(20,741,930)	(16,223,482)	(60,431,910)
Class R	(31,467)	(143,114)	(35,554)	(158,864)
Class Y	(22,140,934)	(109,822,993)	(64,579,678)	(298,901,697)
Class R6	(417,670)	(2,119,005)	(2,214,804)	(10,424,875)
Net Increase (decrease) in share activity	5,031,952	$25,758,055	27,462,246	$146,370,656

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

23                         Invesco SteelPath MLP Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2022 through May 31, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Actual	Beginning Account Value (12/1/2022)	Ending Account Value (05/31/2023)[1]	Expenses Paid During Period[2]	Ending Account Value (05/31/2023)[1]	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,004.80	$7.95	$1,017.10	$8.00	1.59%
Class C	1,000.00	1,000.50	11.67	1,013.40	11.75	2.34
Class R	1,000.00	1,002.60	9.19	1,015.90	9.25	1.84
Class Y	1,000.00	1,006.50	6.70	1,018.30	6.74	1.34
Class R5	1,000.00	1,004.70	6.40	1,018.70	6.44	1.28
Class R6	1,000.00	1,006.40	6.35	1,018.70	6.39	1.27

1.

The actual ending account value is based on the actual total return of the Fund for the period December 1, 2022 through May 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

2.	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

24                         Invesco SteelPath MLP Income Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•	Fund reports and prospectuses
•	Quarterly statements
•	Daily confirmations
•	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	O-SPMI-SAR-1

Semiannual Report to Shareholders	May 31, 2023

Invesco SteelPath MLP Select 40 Fund

Nasdaq:
A: MLPFX ∎ C: MLPEX ∎ R: SPMWX ∎ Y: MLPTX ∎ R5: SPMVX ∎ R6: OSPSX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
17	Notes to Financial Statements
24	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 11/30/22 to 5/31/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	-0.29%
Class C Shares	-0.51
Class R Shares	-0.45
Class Y Shares	0.02
Class R5 Shares	-0.13
Class R6 Shares	0.02
S&P 500 Index▼	3.33
Alerian MLP Index▼	0.39

Source(s): RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

The Alerian MLP Index is designed to capture the performance of energy master limited partnerships (MLPs).

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco SteelPath MLP Select 40 Fund

Average Annual Total Returns
As of 5/31/23, including maximum applicable sales charges
Class A Shares
Inception (3/31/10)	3.97%
10 Years	1.51
5 Years	3.66
1 Year	-2.88
Class C Shares
Inception (7/14/11)	3.01%
10 Years	1.49
5 Years	4.08
1 Year	1.10
Class R Shares
10 Years	1.84%
5 Years	4.60
1 Year	2.44
Class Y Shares
Inception (3/31/10)	4.69%
10 Years	2.36
5 Years	5.11
1 Year	3.03
Class R5 Shares
10 Years	2.22%
5 Years	5.12
1 Year	3.02
Class R6 Shares
Inception (6/28/13)	2.09%
5 Years	5.19
1 Year	3.00

Effective after the close of business on May 24, 2019, Class A, Class C, Class Y and Class I shares of the Oppenheimer SteelPath MLP Select 40 Fund (the predecessor fund), were reorganized into Class A, Class C, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer SteelPath MLP Select 40 Fund. Note: The Fund was subsequently renamed the Invesco SteelPath MLP Select 40 Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class Y and Class R6 shares are those for Class A, Class C, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R and R5 shares incepted after the close of business on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved.

The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower.

See current prospectus for more information.

3                         Invesco SteelPath MLP Select 40 Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
•	The Fund’s investment strategy remained appropriate for an open-end fund;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not breach the 15% limit on Illiquid Investments; and
•	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                         Invesco SteelPath MLP Select 40 Fund

Schedule of Investments

May 31, 2023

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–100.85%
Diversified–24.77%
Energy Transfer L.P.	9,739,771	$120,773,163
Enterprise Products Partners L.P.	3,008,254	76,199,074
MPLX L.P.	3,498,024	116,624,120
ONEOK, Inc.	420,000	23,797,200
TC Energy Corp.(a)	1,000	38,940
Williams Cos., Inc.	2,205,311	63,204,213
		400,636,710
Gathering & Processing–27.63%
Antero Midstream Corp.	7,408,017	75,635,853
Archrock, Inc.(b)	8,429,561	75,866,049
Crestwood Equity Partners L.P.	1,040,057	26,687,863
EnLink Midstream LLC	7,693,017	75,083,846
Hess Midstream L.P., Class A	1,450,099	40,443,261
Summit Midstream Partners L.P.(c)	175,442	2,656,185
Targa Resources Corp.	1,081,763	73,613,972
Western Midstream Partners L.P.	3,051,189	77,012,020
		446,999,049
Natural Gas Pipeline Transportation–2.09%
DT Midstream, Inc.	150,000	6,819,000
Equitrans Midstream Corp.	2,970,694	25,340,017
Kinder Morgan, Inc.	100,000	1,611,000
		33,770,017
Other Energy–22.34%
Arko Corp.	1,869,234	13,551,947
Cheniere Energy Partners LP	145,000	6,445,250
CrossAmerica Partners L.P.(b)	2,014,660	36,586,226
CSI Compressco L.P.(b)(d)	10,456,105	11,292,593
GasLog Partners L.P.(a)	1,182,985	10,102,692
Global Partners L.P.(b)	1,776,995	51,355,155
Suburban Propane Partners L.P.	651,782	9,952,711
Sunoco L.P.	1,794,886	77,162,149
USA Compression Partners L.P.	3,065,265	57,259,150
Westlake Chemical Partners L.P.(b)	4,076,769	87,609,766
		361,317,639
Petroleum Pipeline Transportation–23.59%
Chevron Corp.	139	20,936
Delek Logistics Partners L.P.	143,200	7,704,160
Genesis Energy L.P.(b)	7,654,260	73,863,609
Holly Energy Partners L.P.	2,183,461	37,490,026
Magellan Midstream Partners L.P.	839,567	50,550,329
NGL Energy Partners L.P.(b)(c)	7,304,972	23,156,761
NuStar Energy L.P.(b)	5,156,345	84,203,114
Phillips 66 Partners L.P.	500	45,805
Plains All American Pipeline L.P.	6,138,299	79,306,823
Plains GP Holdings L.P., Class A	1,851,000	25,173,600
		381,515,163

	Units	Value
Production & Mining–0.41%
Alliance Resource Partners L.P.	386,938	$6,616,640
Terminalling & Storage–0.02%
Martin Midstream Partners L.P.	190,345	390,208
Total Master Limited Partnerships And Related Entities (Cost $1,267,355,472)		1,631,245,426

Preferred Master Limited Partnerships And Related Entities–0.91%
Other Energy–0.91%
Global Partners L.P., 9.50%	100,000	2,547,750
Global Partners L.P., 9.75%(b)	474,954	12,163,572
Total Preferred Master Limited Partnerships And Related Entities (Cost $14,373,850)		14,711,322

	Shares
Money Market Funds–0.27%
Fidelity Treasury Portfolio, Institutional Class, 4.97% (Cost $4,344,799)(e)	4,344,799	4,344,799
TOTAL INVESTMENTS IN SECURITIES–102.03% (Cost $1,286,074,121)		1,650,301,547
OTHER ASSETS LESS LIABILITIES–(2.03)%		(32,875,430)
NET ASSETS–100%		$1,617,426,117

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco SteelPath MLP Select 40 Fund

Notes to Schedule of Investments:

(a)	Foreign security denominated in U.S. dollars.
(b)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an “affiliated person” under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended May 31, 2023.

	Value November 30, 2022			Change in Unrealized Appreciation (Depreciation)		Value May 31, 2023	Dividends and Distributions
Investments in Other Affiliates:		Purchases at cost	Proceeds from Sales		Realized Gain (Loss)		Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
Archrock, Inc.	$66,017,976	$7,796,310	$—	$4,483,131	$—	$75,866,049	$(2,431,368)	$—	$—
CrossAmerica Partners L.P.	40,313,347	—	—	(1,611,728)	—	36,586,226	(2,115,393)	—	—
CSI Compressco L.P.	14,004,092	—	(352,679)	314,302	(2,562,011)	11,292,593	(111,111)	98,011	—
Genesis Energy L.P.	78,682,721	6,618,266	(4,946,174)	1,665,647	(6,537,264)	73,863,609	(1,619,587)	725,441	—
Global Partners L.P.	60,494,002	—	(2,155,849)	(4,482,499)	1,457,757	51,355,155	(3,958,256)	—	—
NGL Energy Partners L.P.	8,546,817	—	—	14,609,944	—	23,156,761	—	—	—
Nustar Energy L.P.[i]	91,443,215	—	(7,152,437)	12,915,175	(9,434,813)	84,203,114	(3,568,026)	664,395	—
Westlake Chemical Partners	94,377,202	—	—	(3,328,129)	—	87,609,766	(3,439,307)	404,271	—
Preferred MLP Investments and Related Entities
Global Partners L.P.—Preferred	12,700,270	—	—	(536,698)	—	12,163,572	—	—	578,850
	$466,579,642	$14,414,576	$(14,607,139)	$24,029,145	$(17,076,331)	$456,096,845	$(17,243,048)	$1,892,118	$578,850

i.	As of May 31, 2023, the security was not considered as an affiliate of the Fund.

(c)	Non-income producing.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2023 represented less than 1% of the Fund’s Net Assets.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco SteelPath MLP Select 40 Fund

Portfolio Composition

By Sector	% of total net assets
Gathering & Processing	27.63%
Diversified	24.77
Petroleum Pipeline Transportation	23.59
Other Energy	23.25
Natural Gas Pipeline Transportation	2.09
Production & Mining	0.41
Terminalling & Storage	0.02
Money Market Funds Plus Other Assets Less Liabilities	(1.76)

7                         Invesco SteelPath MLP Select 40 Fund

Statement of Assets and Liabilities

May 31, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (cost $855,494,352)	$1,278,407,816
Investments in affiliates (cost $430,579,769)	371,893,731
Receivable For:
Investments sold	28,779,564
Fund shares sold	1,256,467
Dividends	68,896
Investment for trustee deferred compensation and retirement plans	104,064
Prepaid state income tax	28,354
AMT credit carryforward	26,932
Other assets	122,552
Total assets	1,680,688,376

Liabilities:
Payables for:
Investments purchased	24,730,090
Fund shares reacquired	2,169,393
Accrued fees to affiliates	1,669,445
Accrued interest expense	21,996
Accrued trustees’ and officers’ fees and benefits	3,187
Accrued other operating expenses	292,608
Deferred tax liability, net	34,271,476
Trustee deferred compensation and retirement plans	104,064
Total liabilities	63,262,259
Net assets applicable to shares outstanding	$1,617,426,117

Net Assets consist of:
Shares of beneficial	$1,636,177,049
Distributable earnings (loss), net of taxes	(18,750,932)
$1,617,426,117

Net Assets:
Class A	$367,392,133
Class C	$162,684,025
Class R	$15,786,922
Class Y	$827,863,267
Class R5	$8,470
Class R6	$243,691,300

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	58,672,360
Class C	29,868,758
Class R	2,548,625
Class Y	123,950,429
Class R5	1,332
Class R6	36,099,466
Class A:
Net asset value per share	$6.26
Maximum offering price per share (net asset value $6.26 ÷ 94.50%)	$6.62
Class C:
Net asset value and offering price per share	$5.45
Class R:
Net asset value and offering price per share	$6.19
Class Y:
Net asset value and offering price per share	$6.68
Class R5:
Net asset value and offering price per share	$6.36
Class R6:
Net asset value and offering price per share	$6.75

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco SteelPath MLP Select 40 Fund

Statement of Operations

For the six months ended May 31, 2023

(Unaudited)

Investment Income:
Distributions and dividends ($578,850 income from affiliates)	$68,148,170
Less: return of capital on distributions and dividends ($17,243,048 from affiliates)	(57,329,130)
Less: return of capital on distributions and dividends in excess of cost basis ($1,892,118 from affiliates)	(4,748,381)
Total investment income	6,070,659

Expenses:
Advisory fees	5,980,118
Administrative services fees	282,690
Custodian fees	81,697
Distribution Fees:
Class A	461,084
Class C	885,720
Class R	43,560
Transfer agent fees — A, C, R and Y	994,973
Transfer agent fees — R5	1
Transfer agent fees — R6	36,854
Interest, facilities and maintenance fees	188,516
State income tax expense	70,936
Trustees’ and officers’ fees and benefits	14,115
Registration and filing fees	60,196
Reports to shareholders	53,978
Professional services fees	76,298
Other	19,957
Total expenses, before waivers and deferred taxes	9,250,693
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(408,243)
Net expenses, before deferred taxes	8,842,450
Net investment income (loss), before taxes	(2,771,791)
Net deferred tax benefit	1,315,603
Net investment income, net of deferred taxes	(1,456,188)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net return of capital in excess of cost basis of $2,856,263)
(includes net gain from securities sold to affiliates of ($4,130,784))	71,849,693
Affiliated investment securities (net return of capital in excess of cost basis of $1,892,118)	(17,076,331)
Net deferred tax (expense) benefit	(12,965,686)
Net realized gain, net of deferred taxes	41,807,676
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(77,092,876)
Affiliated investment securities	24,029,145
Net deferred tax (expense) benefit	11,886,276
Net change in unrealized appreciation (depreciation), net of deferred taxes	(41,177,455)
Net realized and unrealized gain, net of deferred taxes	630,221
Net (decrease) in net assets resulting from operations	$(825,967)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco SteelPath MLP Select 40 Fund

Statement of Changes in Net Assets

For the six months ended May 31, 2023 and the year ended November 30, 2022

(Unaudited)

	May 31, 2023	November 30, 2022
Operations:
Net investment income (loss), net of deferred taxes	$(1,456,188)	$933,780
Net realized gain, net of deferred taxes	41,807,676	135,370,861
Change in net unrealized appreciation (depreciation), net of deferred taxes	(41,177,455)	318,966,856
Net increase (decrease) in net assets resulting from operations	(825,967)	455,271,497

Distribution to shareholders from distributable earnings:
Class A	—	(10,346,409)
Class C	—	(6,676,290)
Class R	—	(294,917)
Class Y	—	(28,115,820)
Class R5	—	(249)
Class R6	—	(6,993,958)
Total distributions to shareholders from distributable earnings:	—	(52,427,643)

Return of Capital:
Class A	(11,195,709)	(15,305,634)
Class C	(6,109,079)	(9,876,358)
Class R	(546,566)	(436,276)
Class Y	(25,563,654)	(41,592,248)
Class R5	(258)	(369)
Class R6	(6,928,711)	(10,346,291)
Total return of capital	(50,343,977)	(77,557,176)
Total distributions	(50,343,977)	(129,984,819)

Share transactions-net:
Class A	10,187,537	21,465,394
Class C	(20,807,041)	(28,537,002)
Class R	304,375	13,387,111
Class Y	(99,656,974)	(156,023,014)
Class R5	—	—
Class R6	276,636	(36,249,147)
Net decrease in net assets resulting from share transactions	(109,695,467)	(185,956,658)
Net increase (decrease) in net assets	(160,865,411)	139,330,020

Net assets:
Beginning of period	1,778,291,528	1,638,961,508
End of period	$1,617,426,117	$1,778,291,528

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco SteelPath MLP Select 40 Fund

Financial Highlights

	Six Months Ended May 31, 2023 (Unaudited)
			Years Ended November 30,
Class A			2022	2021	2020	2019	2018*
Per share operating data
Net asset value, beginning of period	$6.47		$5.37	$4.18	$6.14	$7.36	$8.13
Net investment income (loss)(a)	(0.01)		(0.00)	(0.01)	(0.03)	(0.03)	(0.08)
Return of capital(a)	0.17		0.31	0.28	0.35	0.43	0.46
Net realized and unrealized gains (losses)	(0.18)		1.25	1.38	(1.69)	(0.91)	(0.44)
Total from investment operations	(0.02)		1.56	1.65	(1.37)	(0.51)	(0.06)
Less:
Return of capital	(0.19)		(0.28)	(0.46)	(0.59)	(0.59)	(0.51)
Dividends from net investment income	—		(0.18)	—	—	(0.12)	(0.20)
Total distributions	(0.19)		(0.46)	(0.46)	(0.59)	(0.71)	(0.71)
Net asset value, end of period	$6.26		$6.47	$5.37	$4.18	$6.14	$7.36
Total return(b)	(0.29)%		29.87%	40.08%	(21.63)%	(7.89)%	(1.06)%
Net assets, end of period (000’s omitted)	$367,392		$369,159	$287,740	$205,529	$304,235	$392,897
Portfolio turnover rate	7%		11%	18%	30%	23%	24%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.18	%(c)	1.20%	1.25%	1.26%	1.20%	1.23%
Expense (waivers)	(0.05	)%(c)	(0.05)%	(0.07)%	(0.07)%	(0.06)%	(0.10	)%(d)
With fee waiver and/or expense reimbursement, before taxes(e)	1.13	%(c)	1.15%	1.18%	1.19%	1.14%	1.13%
Deferred tax expense (benefit)(f)	(0.03	)%(c)	1.96%	—%	—%	—%	0.00%
With fee waivers and/or expense reimbursements, after taxes	1.10	%(c)	3.11%	1.18%	1.19%	1.14%	1.13%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(0.47	)%(c)	(0.71)%	(0.21)%	(0.65)%	(0.45)%	(1.04)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.42	)%(c)	(0.66)%	(0.15)%	(0.58)%	(0.39)%	(0.94)%
Deferred tax benefit (expense)(g)	0.15	%(c)	0.62%	—%	—%	—%	—%
Ratio of net investment income (loss), after taxes	(0.27	)%(c)	(0.04)%	(0.15)%	(0.58)%	(0.39)%	(0.94)%

*	The financial highlights for the year ended November 30, 2018 reflect restated values. See Note 10-Restatment in the Notes to Financial Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(e)

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 1.10%, 1.10%, 1.10%, 1.10%, 1.10% and 1.10%, for the six months ended May 31, 2023 and for the years ended November 30, 2022, 2021, 2020, 2019 and 2018, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco SteelPath MLP Select 40 Fund

Financial Highlights–(continued)

	Six Months Ended May 31, 2023 (Unaudited)
			Years Ended November 30,
Class C			2022	2021	2020	2019	2018*
Per share operating data
Net asset value, beginning of period	$5.67		$4.79	$3.80	$5.69	$6.92	$7.74
Net investment income (loss)(a)	(0.03)		(0.04)	(0.04)	(0.05)	(0.08)	(0.13)
Return of capital(a)	0.14		0.27	0.25	0.32	0.40	0.46
Net realized and unrealized gains (losses)	(0.14)		1.11	1.24	(1.57)	(0.84)	(0.44)
Total from investment operations	(0.03)		1.34	1.45	(1.30)	(0.52)	(0.11)
Less:
Return of capital	(0.19)		(0.28)	(0.46)	(0.59)	(0.59)	(0.51)
Dividends from net investment income	—		(0.18)	—	—	(0.12)	(0.20)
Total distributions	(0.19)		(0.46)	(0.46)	(0.59)	(0.71)	(0.71)
Net asset value, end of period	$5.45		$5.67	$4.79	$3.80	$5.69	$6.92
Total return(b)	(0.51)%		28.85%	38.77%	(22.13)%	(8.56)%	(1.79)%
Net assets, end of period (000’s omitted)	$162,684		$190,471	$187,341	$186,444	$324,931	$427,772
Portfolio turnover rate	7%		11%	18%	30%	23%	24%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.93	%(c)	1.95%	2.00%	2.01%	1.96%	1.98%
Expense (waivers)	(0.05	)%(c)	(0.05)%	(0.07)%	(0.07)%	(0.06)%	(0.10	)%(c)
With fee waiver and/or expense reimbursement, before taxes(e)	1.88	%(c)	1.90%	1.93%	1.94%	1.90%	1.88%
Deferred tax expense (benefit)(f)	(0.03	)%(c)	1.96%	—%	—%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	1.85	%(c)	3.86%	1.93%	1.94%	1.90%	1.88%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	1.22	%(c)	(1.46)%	(0.96)%	(1.40)%	(1.21)%	(1.79)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.17	)%(c)	(1.41)%	(0.90)%	(1.33)%	(1.15)%	(1.69)%
Deferred tax benefit (expense)(g)	0.15	%(c)	0.62%	—%	—%	—%	—%
Ratio of net investment income (loss), after taxes	(1.02	)%(c)	(0.79)%	(0.90)%	(1.33)%	(1.15)%	(1.69)%

*	The financial highlights for the year ended November 30, 2018 reflect restated values. See Note 10-Restatment in the Notes to Financial Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(e)

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 1.85%, 1.85%, 1.85%, 1.85%, 1.86% and 1.85%, for the six months ended May 31, 2023 and the years ended November 30, 2022, 2021, 2020, 2019 and 2018, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco SteelPath MLP Select 40 Fund

Financial Highlights–(continued)

	Six Months Ended May 31, 2023 (Unaudited)					Period ended November 30, 2019(a)
			Years Ended Novemver 30,
Class R			2022	2021	2020
Per share operating data
Net asset value, beginning of period	$6.41		$5.34	$4.17	$6.13	$7.56
Net investment income (loss)(b)	(0.02)		(0.02)	(0.02)	(0.04)	(0.02)
Return of capital(b)	0.16		0.31	0.29	0.35	0.22
Net realized and unrealized gains (losses)	(0.17)		1.24	1.36	(1.68)	(1.20)
Total from investment operations	(0.03)		1.53	1.63	(1.37)	(1.02)
Less:
Return of capital	(0.19)		(0.28)	(0.46)	(0.59)	(0.34)
Dividends from net investment income	—		0.18	—	—	(0.07)
Total distributions	(0.19)		(0.46)	(0.46)	(0.59)	(0.41)
Net asset value, end of period	$6.19		$6.41	$5.34	$4.17	$6.13
Total return(c)	(0.45)%		29.47%	39.69%	(21.66)%	(13.94)%
Net assets, end of period (000’s omitted)	$15,787		$16,100	$1,681	$248	$419
Portfolio turnover rate	7%		11%	18%	30%	23%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.43	%(d)	1.45%	1.50%	1.51%	1.46	%(d)
Expense (waivers)	(0.05	)%(d)	(0.05)%	(0.07)%	(0.07)%	(0.06	)%(d)
With fee waiver and/or expense reimbursement, before taxes(e)	1.38	%(d)	1.40%	1.43%	1.44%	1.40	%(d)
Deferred tax expense (benefit)(f)	(0.03	)%(d)	1.96%	—%	—%	—	%(d)
With fee waivers and/or expense reimbursements, after taxes	1.35	%(d)	3.36%	1.43%	1.44%	1.40	%(d)

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(0.72	)%(d)	(0.96)%	(0.46)%	(0.90)%	(0.71	)%(d)
Net of expense (waivers) and before deferred tax benefit (expense)	(0.67	)%(d)	(0.91)%	(0.40)%	(0.83)%	(0.65	)%(d)
Deferred tax benefit (expense)(g)	0.15	%(d)	0.62%	—%	—%	—	%(d)
Ratio of net investment income (loss), after taxes	(0.52	)%(d)	(0.29)%	(0.40)%	(0.83)%	(0.65	)%(d)

(a)	Commencement date after the close of business on May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 1.35%, 1.35%, 1.35%, 1.35% and 1.36%, for the six months ended May 31, 2023 and the years ended November 30, 2022, 2021 and 2020 and the period ended November 30, 2019, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco SteelPath MLP Select 40 Fund

Financial Highlights–(continued)

	Six Months Ended May 31, 2023 (Unaudited)
			Years Ended November 30,
Class Y			2022	2021	2020	2019	2018*
Per share operating data
Net asset value, beginning of period	$6.87		$5.68	$4.39	$6.38	$7.61	$8.37
Net investment income (loss)(a)	—		0.01	0.01	(0.02)	(0.01)	(0.06)
Return of capital(a)	0.18		0.32	0.30	0.37	0.45	0.46
Net realized and unrealized gains (losses)	(0.18)		1.32	1.44	(1.75)	(0.96)	(0.45)
Total from investment operations	0.00		1.65	1.75	(1.40)	(0.52)	(0.05)
Less:
Return of capital	(0.19)		(0.28)	(0.46)	(0.59)	(0.59)	(0.51)
Dividends from net investment income	—		(0.18)	—	—	(0.12)	(0.20)
Total distributions	(0.19)		(0.46)	(0.46)	(0.59)	(0.71)	(0.71)
Net asset value, end of period	$6.68		$6.87	$5.68	$4.39	$6.38	$7.61
Total return(b)	0.02%		29.83%	40.47%	(21.26)%	(7.76)%	(0.91)%
Net assets, end of period (000’s omitted)	$827,863		$952,242	$923,220	$936,181	$1,540,550	$1,679,094
Portfolio turnover rate	7%		11%	18%	30%	23%	24%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	0.93	%(c)	0.95%	1.00%	1.01%	0.95%	0.98%
Expense (waivers)	(0.05	)%(c)	(0.05)%	(0.07)%	(0.07)%	(0.06)%	(0.10	)%(d)
With fee waiver and/or expense reimbursement, before taxes(e)	0.88	%(c)	0.90%	0.93%	0.94%	0.89%	0.88%
Deferred tax expense (benefit)(f)	(0.03	)%(c)	1.96%	—%	—%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	0.85	%(c)	2.86%	0.93%	0.94%	0.89%	0.88%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(0.22	)%(c)	(0.46)%	0.04%	(0.40)%	(0.20)%	(0.79)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.17	)%(c)	(0.41)%	0.10%	(0.33)%	(0.14)%	(0.69)%
Deferred tax benefit (expense)(g)	0.15	%(c)	0.62%	—%	—%	—%	0.00%
Ratio of net investment income (loss), after taxes	(0.02	)%(c)	0.21%	0.10%	(0.33)%	(0.14)%	(0.69)%

*	The financial highlights for the year ended November 30, 2018 reflect restated values. See Note 10-Restatment in the Notes to Financial Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(e)

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 0.85%, 0.85%, 0.85%, 0.85%, 0.85% and 0.85%, for the six months ended May 31, 2023 and the years ended November 30, 2022, 2021, 2020, 2019 and 2018, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco SteelPath MLP Select 40 Fund

Financial Highlights–(continued)

	Six Months Ended May 31, 2023 (Unaudited)					Period ended November 30, 2019(a)
			Years Ended Novemver 30,
Class R5			2022	2021	2020
Per share operating data
Net asset value, beginning of period	$6.56		$5.43	$4.21	$6.15	$7.56
Net investment income (loss)(b)	—		0.02	0.01	(0.01)	(0.00	)(c)
Return of capital(b)	0.17		0.31	0.29	0.35	0.22
Net realized and unrealized gains (losses)	(0.18)		1.26	1.38	(1.69)	(1.22)
Total from investment operations	(0.01)		1.59	1.68	(1.35)	(1.00)
Less:
Return of capital	(0.19)		(0.28)	(0.46)	(0.59)	(0.34)
Dividends from net investment income	—		(0.18)	—	—	(0.07)
Total distributions	(0.19)		(0.46)	(0.46)	(0.59)	(0.41)
Net asset value, end of period	$6.36		$6.56	$5.43	$4.21	$6.15
Total return(d)	(0.13)%		30.11%	40.53%	(21.24)%	(13.67)%
Net assets, end of period (000’s omitted)	$8		$9	$7	$6	$8
Portfolio turnover rate	7%		11%	18%	30%	23%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes(e)	0.85	%(f)	0.84%	0.86%	0.87%	0.84	%(f)
Deferred tax expense (benefit)(g)	(0.03	)%(f)	1.96%	—%	—%	—	%(f)
With fee waivers and/or expense reimbursements, after taxes	0.82	%(f)	2.80%	0.86%	0.87%	0.84	%(f)

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(0.14	)%(f)	(0.36)%	0.17%	(0.26)%	(0.09	)%(f)
Deferred tax benefit (expense)(h)	0.15	%(f)	0.62%	—%	—%	—	%(f)
Ratio of net investment income (loss), after taxes	0.01	%(f)	0.26%	0.17%	(0.26)%	(0.09	)%(f)

(a)	Commencement date after the close of business on May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)	Rounds to less than (0.005).
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(e)

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 0.82%, 0.79%, 0.78%, 0.78% and 0.80%, for the six months ended May 31, 2023 and the years ended, November 30, 2022, 2021 and 2020 and the period ended November 30, 2019, respectively.

(f)	Annualized.
(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco SteelPath MLP Select 40 Fund

Financial Highlights–(continued)

	Six Months Ended May 31, 2023 (Unaudited)
			Years Ended November 30,
Class R6			2022	2021	2020	2019		2018*
Per share operating data
Net asset value, beginning of period	$6.94		$5.73	$4.42	$6.42	$7.64		$8.39
Net investment income (loss)(a)	0.00		0.02	0.01	(0.01)	(0.00	)(b)	(0.05)
Return of capital(a)	0.18		0.33	0.29	0.37	0.42		0.46
Net realized and unrealized gains (losses)	(0.18)		1.32	1.47	(1.77)	(0.93)		(0.45)
Total from investment operations	0.00		1.67	1.77	(1.41)	(0.51)		(0.04)
Less:
Return of capital	(0.19)		(0.28)	(0.46)	(0.59)	(0.59)		(0.51)
Dividends from net investment income	—		(0.18)	—	—	(0.12)		(0.20)
Total distributions	(0.19)		(0.46)	(0.46)	(0.59)	(0.71)		(0.71)
Net asset value, end of period	$6.75		$6.94	$5.73	$4.42	$6.42		$7.64
Total return(c)	0.02%		29.92%	40.65%	(21.29)%	(7.59)%		(0.78)%
Net assets, end of period (000’s omitted)	$243,691		$250,311	$238,973	$424,900	$810,225		$702,381
Portfolio turnover rate	7%		11%	18%	30%	23%		24%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	0.83	%(d)	0.84%	0.86%	0.88%	0.81%		0.81%
Expense (waivers)	(0.01	)%(d)	—%	—%	—%	—%		—%
With fee waiver and/or expense reimbursement, before taxes(e)	0.82	%(d)	0.84%	0.86%	0.88%	0.81%		0.81%
Deferred tax expense (benefit)(f)	(0.03	)%(d)	1.96%	—%	—%	—%		—%
With fee waivers and/or expense reimbursements, after taxes	0.79	%(d)	2.80%	0.86%	0.88%	0.81%		0.81%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(0.12	)%(d)	(0.36)%	0.17%	(0.27)%	(0.06)%		(0.62)%
Expense (waivers)	(0.01	)%(d)	—%	—%	—%	—%		—%
Net of expense (waivers) and before deferred tax benefit/(expense)	(0.11	)%(d)	(0.36)%	0.17%	(0.27)%	(0.06)%		(0.62)%
Deferred tax benefit (expense)(g)	0.15	%(d)	0.62%	—%	—%	—%		—%
Ratio of net investment income (loss), after taxes	0.04	%(d)	0.26%	0.17%	(0.27)%	(0.06)%		(0.62)%

*	The financial highlights for the year ended November 30, 2018 reflect restated values. See Note 10-Restatment in the Notes to Financial Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)	Rounds to less than (0.005).
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 0.79%, 0.79%, 0.78%, 0.79%, 0.77% and 0.78%, for the six months ended May 31, 2023 and the years ended November 30, 2022, 2021, 2020, 2019 and 2018, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco SteelPath MLP Select 40 Fund

Notes to Financial Statements

May 31, 2023

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco SteelPath MLP Select 40 Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the

17                         Invesco SteelPath MLP Select 40 Fund

inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.

The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

E.

Master Limited Partnerships – The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate. The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLPs’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates.

Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses (“NOL”) and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.

18                         Invesco SteelPath MLP Select 40 Fund

In determining a valuation allowance, the Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions.

Through the consideration of these factors, the Fund may determine that it is more likely than not that the Fund’s deferred tax assets would not be realized through future taxable income of the appropriate character. As a result, the Fund may be required to record a valuation allowance with respect to its deferred tax assets that are not considered to be realizable.

From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s NOL and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations

The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.

J.

Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

K.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $3 billion	0.70%
Next $2 billion	0.68%
Over $5 billion	0.65%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended May 31, 2023, the effective advisory fee rate incurred by the Fund was 0.70%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least March 31, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.10%, 1.85%, 1.35%, 0.85%, 0.84% and 0.79%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended May 31, 2023, the Adviser contractually reimbursed class level expenses of $100,207, $48,183, $4,742, $244,646 and $10,465 for Class A, Class C, Class R, Class Y and Class R6, respectively.

The Trust has entered into an administration and fund accounting agreement with UMB Fund Services, Inc. (“UMB”) pursuant to which UMB shall provide administration and fund accounting services to the Fund. The Trust and the Adviser have entered into a Master Administrative Services Agreement (“Administrative Services

19                         Invesco SteelPath MLP Select 40 Fund

Agreement”) pursuant to which the Adviser may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by the Adviser under the Investment Advisory Agreement. The Adviser may only receive fees for administrative services under the Administrative Services Agreement to the extent that those fees assessed under the agreement are in excess of the fees paid to UMB. For the six months ended May 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Additionally, Invesco has entered into service agreements whereby UMB Bank, n.a., serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended May 31, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2023, IDI advised the Fund that IDI retained $29,601 in front-end sales commissions from the sale of Class A shares and $1,034 and $3,567 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended May 31, 2023, the Fund incurred $22,515 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2023, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended May 31, 2023, the Fund engaged in scurities sales of $16,141,000, which resulted in net realized gains (losses) of $(4,130,784).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $400 million, collectively by certain Invesco Funds, and which will expire on September 27, 2023. The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or the maximum amount permitted pursuant to the Fund’s investment limitations. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended May 31, 2023, the Fund did not borrow under this agreement.

20                         Invesco SteelPath MLP Select 40 Fund

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with UMB Bank, n.a., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Distributions and Tax Information

Tax Character of Distributions to Shareholders Paid During the Six Months Ended May 31, 2023 and the Fiscal Year Ended November 30, 2022:

	May 31, 2023	November 30, 2022
Ordinary income	$—	$52,427,643
Return of Capital	50,343,977	77,557,176
Total distributions	$50,343,977	$129,984,819

For the six months ended May 31, 2023, the federal income tax rate is 21%. The Fund is currently using an estimated rate of 1.4% for state and local tax, net of federal tax expense.

The Fund’s income tax provision consists of the following as of May 31, 2023:

Current tax (expense) benefit
Federal	$—
State	—
Total current tax (expense) benefit	$—

Deferred tax (expense) benefit
Federal	$907,398
State	60,493
Valuation allowance	(731,698)
Total deferred tax (expense) benefit	$236,193

The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	% Effect
Application of federal statutory income tax rate	$223,054	(21.00)%
State income taxes net of federal benefit	14,870	(1.40)%
Effect of permanent differences	729,967	(68.72)%
Change in valuation allowance	(731,698)	68.89%
Total income tax (expense) benefit	$236,193	(22.23)%

For the six months ended May 31, 2023, the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of (22.23)% differed from the combined federal and state statutory tax rate of (22.40)% due in large part to the change in valuation allowance primarily as a result of the change in unrealized appreciation. As of May 31, 2023, the Fund does not have any interest or penalties associated with the underpayment of any income taxes.

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2023 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis) — Federal	$41,519,550
Net operating loss carryforward (tax basis) — State	6,378,991
Excess business interest expense carryforward	11,792,619
Capital loss carryforward (tax basis)	88,386,433
Book to tax differences — Income recognized from MLPs	(394,352)
Organizational Costs	717
Valuation allowance	(731,698)
Total deferred tax asset	$146,952,260

Deferred tax liabilities:
Net unrealized gain (loss) on investment securities (tax basis)	$(181,223,736)
Total deferred tax liability	(181,223,736)
Total net deferred tax asset (liability)	$(34,271,476)

21                         Invesco SteelPath MLP Select 40 Fund

At May 31, 2023, the Fund had net operating loss carryforwards for federal income tax purposes as follows:

Expiration date for expiring net operating loss carryforwards
11/30/2035	$54,198,575
11/30/2036	116,663,848
11/30/2037	10,613,012
11/30/2038	52,935
Total expiring net operating loss carryforwards	$181,528,370
Total non-expiring net operating loss carryforwards	$15,159,772
Total net operating loss carryforwards	$196,688,142

During the six months ended May 31, 2023, the Fund estimates that it will utilize $48,867,458 of net operating (loss) carryforward.

At May 31, 2023, the Fund has net operation loss carryforward for federal income tax purposes, which may be carried forward for 5 years, as follows:

Expiration Date
11/30/2025	$263,485,450
11/30/2026	131,096,842
Total	$394,582,292

During the six months ended May 31, 2023, the Fund estimates that it will utilize $35,793,338 of capital loss carryforward.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2023 was $121,665,966 and 211,100,829 respectively.

At May 31, 2023, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Gross Unrealized Appreciation	$1,029,928,140
Gross Unrealized Depreciation	(214,175,879)
Net Unrealized Appreciation on Investments	$815,752,261

Cost of investments for tax purposes is $834,549,286.

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

22                         Invesco SteelPath MLP Select 40 Fund

Note 9—Share Information

	Summary of Share Activity
	Six months ended May 31, 2023(a)		Year ended November 30, 2022
	Shares	Amount	Shares	Amount
Sold:
Class A	3,544,618	$22,722,266	9,630,818	$58,468,077
Class C	823,540	4,610,943	3,414,178	18,339,010
Class R	700,190	4,469,876	2,529,072	15,367,818
Class Y	8,730,895	59,437,746	29,257,818	188,112,534
Class R6	2,857,575	19,591,211	6,836,101	44,162,841
Issued as reinvestment of dividends:
Class A	882,242	5,648,460	2,461,843	15,192,287
Class C	553,112	3,091,530	1,825,821	9,955,316
Class R	85,989	545,883	118,496	729,627
Class Y	1,353,096	9,237,457	5,322,758	34,774,125
Class R6	341,203	2,355,937	1,344,789	8,862,621
Automatic Conversion of Class C shares to Class A shares:
Class A	2,742,895	17,593,610	4,872,755	29,166,862
Class C	(3,140,723)	(17,593,610)	(5,504,038)	(29,166,862)
Reacquired:
Class A	(5,595,439)	(35,776,799)	(13,415,028)	(81,361,832)
Class C	(1,962,962)	(10,915,904)	(5,216,621)	(27,664,466)
Class R	(751,097)	(4,711,384)	(448,909)	(2,710,334)
Class Y	(24,643,666)	(168,332,177)	(58,739,734)	(378,909,673)
Class R6	(3,144,271)	(21,670,512)	(13,870,209)	(89,274,609)
Net Increase (decrease) in share activity	(16,622,803)	$(109,695,467)	(29,580,090)	$(185,956,658)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

23                         Invesco SteelPath MLP Select 40 Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2022 through May 31, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Actual	Beginning Account Value (12/1/2022)	Ending Account Value (05/31/2023)¹	Expenses Paid During Period[2]	Ending Account Value (05/31/2023)¹	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$997.10	$5.63	$1,019.40	$5.69	1.13%
Class C	1,000.00	994.90	9.35	1,015.60	9.45	1.88
Class R	1,000.00	995.50	6.87	1,018.10	6.94	1.38
Class Y	1,000.00	1,000.20	4.39	1,020.60	4.43	0.88
Class R5	1,000.00	998.70	4.24	1,020.80	4.28	0.85
Class R6	1,000.00	1,000.20	4.09	1,020.90	4.13	0.82

1.

The actual ending account value is based on the actual total return of the Fund for the period December 1, 2022 through May 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

2.	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

24                         Invesco SteelPath MLP Select 40 Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•	Fund reports and prospectuses
•	Quarterly statements
•	Daily confirmations
•	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	O-SPMS40-SAR-1

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of July 21, 2023, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of July 21, 2023, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	August 2, 2023

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	August 2, 2023

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	August 2, 2023